As filed with the Securities and Exchange Commission on February 9, 2005
                                             Securities Act File No. 333-______
                                      Investment Company Act File No. 811-_____

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                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

               --------------------------------------------------
                                    FORM N-2
               --------------------------------------------------

              |X| Registration Statement under the Securities Act
                  of 1933
                       |_| Pre-Effective Amendment No.
                       |_| Post-Effective Amendment No.
                                     and/or
              |X| Registration Statement under the Investment
                  Company Act of 1940
                       |_| Amendment No.

               --------------------------------------------------
                     MADISON STRATEGIC SECTOR PREMIUM FUND
               (Exact Name of Registrant as Specified in Charter)
               --------------------------------------------------

                               550 Science Drive
                            Madison, Wisconsin 53711
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (608) 274-0300

                                 Frank Burgess
                         Madison Asset Management, LLC
                               550 Science Drive
                            Madison, Wisconsin 53711

                    (Name and Address of Agent for Service)


                                   Copies to:
                                Thomas A. Hale
                   Skadden, Arps, Slate, Meagher & Flom LLP
                              333 W. Wacker Drive
                            Chicago, Illinois 60606
--------------------------------------------------------------------------------

         Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

         If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. |_|

         It is proposed that this filing will become effective (check appropriate box):

         |_| When declared effective pursuant to section 8(c).

         If appropriate, check the following box:

         |_| This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
         |_| This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is |_|.

                          CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
-------------------------------------------------------------------------------------------------------------
    Title of Being                                                                            Amount of
Registered Securities       Amount Being      Offering Price Per   Aggregate Offering       Registration
                             Registered              Share              Price (1)                Fee
-------------------------------------------------------------------------------------------------------------

 Common Shares, $0.01      50,000 Shares            $20.00              $1,000,000             $117.70
 par value
-------------------------------------------------------------------------------------------------------------

---------

(1)  Estimated solely for the purpose of calculating the registration fee.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

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The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
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                             DATED FEBRUARY 9, 2005
                             SUBJECT TO COMPLETION

PROSPECTUS
Madison
   Investment Advisors
                                              Shares
                     Madison Strategic Sector Premium Fund
                                 Common Shares
                                $20.00 per share
                               __________________

         Investment Objectives and Policies. Madison Strategic Sector Premium Fund (the "Fund") is a newly organized, diversified closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income and current gains, with a secondary objective of long-term capital appreciation. The Fund will pursue its investment objectives by investing in a portfolio consisting primarily of common stocks of large- and mid-capitalization issuers that are, in the view of the Fund's investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. Under normal market conditions, the Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. There can be no assurance that the Fund will achieve its investment objectives.

         Investment Parameters. Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks, with at least 65% of its total assets invested in common stocks of large capitalization issuers that meet the Fund's selection criteria. The Fund may invest the remainder of its total assets in companies that meet the Fund's selection criteria but whose market capitalization is considered to be middle sized or "mid-cap." The Fund's investment adviser will allocate the Fund's assets among stocks in sectors of the economy based upon the investment adviser's views on forward earnings growth rates, adjusted to reflect the investment adviser's views on economic and market conditions and respective sector risk factors. In current market conditions, the Adviser initially intends to focus the Fund's investments in the (i) technology, (ii) financial institutions, (iii) medical and pharmaceutical and (iv) consumer and retail sectors.

         The Fund will pursue its primary objective by employing an option strategy of writing covered call options on a substantial portion of the common stocks in the Fund's portfolio. The extent of option writing activity will depend upon market conditions and the investment adviser's ongoing assessment of the attractiveness of writing call options on the Fund's stock holdings.

                                                   (continued on following page)

         Investing in the Fund's common shares involves risks. See "Risks" beginning on page ___.

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                          ___________________________

                                                        Per Share      Total (1)
         Public Offering Price                        $20.00          $
         Sales Load (2)                               $               $
         Estimated offering expenses                  $               $
         Proceeds, after expenses, to the Fund (3)    $               $


(1) The underwriters may also purchase up to an additional ___________ common shares at the public offering price, less the sales load, within 45 days from the date of this Prospectus to cover over-allotments. If such option is exercised in full, the total public offering price, sales load, estimated offering expenses and proceeds to the Fund will be $[ ], $[ ], $ [ ] and $[ ], respectively. See "Underwriting."

(2) The Fund has agreed to pay the underwriters up to $.005 per common share as a partial reimbursement of their expenses incurred in connection with the offering. Separtately, the Adviser has agreed to pay from its own assets a fee to [ ] in connection with advice related to the development and marketing of the Fund as well as services related to the sale and distribution of the Fund's Common Shares. See "Underwriting."

(3) Total expenses of the common share offering paid by the Fund (which do not include the sales load) are estimated to be $________, which represents $0.04 per common share issued. The Fund's adviser has agreed to pay (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load but including the partial reimbursement of the expenses of the underwriters) that exceed $0.04 per Common Share.


         The underwriters expect to deliver the shares to purchasers on or about , 2005.



____________________, 2005

(Continued from previous page)

         In addition to its covered call strategy the Fund may, to a lesser extent (not more than 20% of its total assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the Fund's portfolio. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizeable short-term or intermediate-term decline, the Fund may, to a limited extent (not more than 2% of the its total assets) purchase put options on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain ETFs (exchanged traded funds) that trade like common stocks but represent such market indices.

         Investment Adviser. Madison Asset Management, LLC (the "Adviser") serves as the Fund's investment adviser. The Adviser and its affiliated group act as investment adviser for one other closed-end investment company, individuals, corporations, pension funds, endowments, insurance companies and mutual funds with assets under management exceeding $10.8 billion as of December 31, 2004. See "Management of the Fund."

         No Prior History. Because the Fund is newly organized, its common shares have no history of public trading. Common shares of closed-end funds frequently trade at prices lower than their net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their common shares in a relatively short period after the completion of the public offering.

         The Fund expects the common shares to be listed on the [New York/American] Stock Exchange, subject to notice of issuance, under the symbol "[ ]."

         You should read this Prospectus, which contains important information about the Fund that you ought to know before deciding whether to invest, and retain it for future reference. A Statement of Additional Information, dated , 2005, containing additional information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page [ ] of this Prospectus, by calling (800) 767-0300 or by writing the Fund, or you may obtain a copy (and other information regarding the Fund) from the SEC's web site (http://www.sec.gov).

         The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained in or incorporated by reference in this prospectus. We have not authorized anyone to provide you with different information. We are not making an offer to sell these securities in any state where the offer is not permitted. You should not assume that the information contained in this prospectus is accurate as of any date other than the date on the front of this prospectus.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----

Prospectus Summary........................................................
Summary of Fund Expenses..................................................
The Fund..................................................................
Use of Proceeds...........................................................
Investment Objectives and Policies........................................
Risks.....................................................................
Management of the Fund....................................................
Net Asset Value...........................................................
Distributions.............................................................
Automatic Dividend Reinvestment Plan......................................
Description of the Shares.................................................
Anti-Takeover and Other Provisions in the Fund's Governing Documents......
Closed-End Fund Structure.................................................
Repurchase of Common Shares; Conversion to Open-End Fund..................
Taxation..................................................................
Underwriting..............................................................
Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent....
Legal Matters.............................................................
Additional Information....................................................
Privacy Principles of the Fund............................................
Table of Contents for the Statement of Additional Information.............


Until [ ], 2005 (25 days after the date of this prospectus), all dealers that buy, sell or trade our common stock, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                               PROSPECTUS SUMMARY

         This is only a summary of information contained elsewhere in this prospectus. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should carefully read the more detailed information contained in this prospectus and the Statement of Additional Information, dated , 2005 (the "SAI"), especially the information set forth under the headings "Investment Objectives and Policies" and "Risks."

The Fund...............................      Madison Strategic Sector Premium
                                             Fund (the "Fund") is a newly
                                             organized, diversified, closed-end
                                             management investment company.
                                             Madison Asset Management, LLC (the
                                             "Adviser") serves as the Fund's
                                             investment adviser and is
                                             responsible for the management of
                                             the Fund's portfolio of
                                             securities.

The Offering...........................      The Fund is offering common shares
                                             of beneficial interest, par value
                                             $0.01 per share, at $20.00 per
                                             share through a group of
                                             underwriters (the "Underwriters")
                                             led by . The common shares of
                                             beneficial interest are called
                                             "Common Shares" in the rest of
                                             this Prospectus. You must purchase
                                             at least 100 Common Shares
                                             ($2,000) in order to participate
                                             in the offering. The Fund has
                                             given the Underwriters an option
                                             to purchase up to additional
                                             Common Shares at the public
                                             offering price, less the sales
                                             load, within 45 days from the date
                                             of this prospectus, to cover
                                             orders in excess of Common Shares.
                                             The Adviser has agreed to pay (i)
                                             all of the organizational costs of
                                             the Fund and (ii) offering costs
                                             of the Fund (other than sales load
                                             but including up to $.005 per
                                             Common Share as partial
                                             reimbursement of the expenses of
                                             the Underwriters) that exceed
                                             $0.04 per Common Share. See
                                             "Underwriting."

Investment Objectives and Policies.....      The Fund's primary investment
                                             objective is to provide a high
                                             level of current income and
                                             current gains, with a secondary
                                             objective of long-term capital
                                             appreciation. The Fund will pursue
                                             its investment objectives by
                                             investing in a portfolio
                                             consisting primarily of common
                                             stocks of large- and
                                             mid-capitalization issuers that
                                             are, in the view of the Adviser,
                                             selling at a reasonable price in
                                             relation to their long-term
                                             earnings growth rates. Under
                                             normal market conditions, the Fund
                                             will seek to generate current
                                             earnings from option premiums by
                                             writing (selling) covered call
                                             options on a substantial portion
                                             of its portfolio securities. The
                                             Fund seeks to produce a high level
                                             of current income and gains
                                             generated from option writing
                                             premiums and, to a lesser extent,
                                             from dividends. There can be no
                                             assurance that the Fund will
                                             achieve its investment objectives.

Portfolio Investment
Parameters.............................      Under normal market conditions,
                                             the Fund will invest at least 80%
                                             of its total assets in common
                                             stocks, with at least 65% of its
                                             total assets invested in common
                                             stocks of large capitalization
                                             issuers that meet the Fund's
                                             selection criteria. The Fund may
                                             invest the remainder of its total
                                             assets in companies that meet the
                                             Fund's selection criteria but
                                             whose market capitalization is
                                             considered middle sized or
                                             "mid-cap." Common stocks are
                                             selected based on the Adviser's
                                             views on the company's ability to
                                             sustain future growth and on
                                             favorable "PEG" (Price-Earnings
                                             Ratio (PE) divided by its
                                             perceived earnings Growth rate)
                                             ratios, financial strength and
                                             industry leadership. The Adviser
                                             will allocate the Fund's assets
                                             among stocks in sectors of the
                                             economy based upon the Adviser's
                                             views on various factors, adjusted
                                             to reflect the investment
                                             adviser's views on economic and
                                             market conditions and respective
                                             sector risk factors. In current
                                             market conditions, the Adviser
                                             initially intends to focus the
                                             Fund's investments in the (i)
                                             technology, (ii) financial
                                             institutions, (iii) medical and
                                             pharmaceutical and (iv) consumer
                                             and retail sectors of the economy.
                                             The Fund generally will invest in
                                             common stocks on which
                                             exchange-traded call options are
                                             currently available. Substantially
                                             all of the common stocks in the
                                             Fund's portfolio will be issued by
                                             U.S. companies, although the Fund
                                             may invest up to 10% of its total
                                             assets in U.S. dollar-denominated
                                             securities of foreign issuers.

                                             The Fund will pursue its primary
                                             objective by employing an option
                                             strategy of writing covered call
                                             options on a substantial portion
                                             of the common stocks in the Fund's
                                             portfolio. The extent of option
                                             writing activity will depend upon
                                             market conditions and the
                                             Adviser's ongoing assessment of
                                             the attractiveness of writing call
                                             options on the Fund's stock
                                             holdings. Writing covered call
                                             options involves a tradeoff
                                             between the option premiums
                                             received and reduced participation
                                             in potential future stock price
                                             appreciation. Depending on the
                                             Adviser's evaluation, the Fund may
                                             write covered call options on
                                             varying percentages of the Fund's
                                             common stock holdings. The Fund
                                             seeks to produce a high level of
                                             current income and gains generated
                                             from option writing premiums and,
                                             to a lesser extent, from
                                             dividends.

                                             In addition to its covered call
                                             strategy the Fund may, to a lesser
                                             extent (not more than 20% of its
                                             total assets), pursue an option
                                             strategy that includes the writing
                                             of both put options and call
                                             options on certain of the common
                                             stocks in the Fund's portfolio. To
                                             seek to offset some of the risk of
                                             a larger potential decline in the
                                             event the overall stock market has
                                             a sizeable short-term or
                                             intermediate-term decline, the
                                             Fund may, to a limited extent (not
                                             more than 2% of the its total
                                             assets) purchase put options on
                                             broad-based securities indices
                                             (such as the S&P 500, S&P MidCap
                                             400 or other indices deemed
                                             suitable) or certain ETFs
                                             (exchanged-traded funds) that
                                             trade like common stocks but
                                             represent such market indices. The
                                             Adviser may pursue this risk
                                             management strategy through
                                             covered put option collars, in
                                             which the Fund purchases a put
                                             option and simultaneously sells a
                                             put option on the same security at
                                             a different strike price.

Rationale for Investing in the Fund....      The Adviser believes that
                                             investment in high quality,
                                             financially strong growth stocks
                                             will provide attractive
                                             opportunities for investment
                                             appreciation. The Adviser seeks to
                                             identify such stocks by focusing,
                                             without limitation, on issuers
                                             that the Adviser believes have the
                                             following characteristics: (1)
                                             sustainable competitive
                                             advantages, (2) predictable and
                                             dependable cash flows, (3) high
                                             quality management teams, (4)
                                             solid balance sheets, (5) high
                                             return on equity and (6) high
                                             confidence in forward earnings
                                             growth rates. The Adviser also
                                             believes that a program of option
                                             writing will provide ongoing
                                             current returns through varying
                                             market conditions, which may
                                             provide a partial hedge to
                                             investors in downward-trending
                                             equity markets and may provide a
                                             steady return to investors.

                                             The Adviser also believes that the
                                             Fund's potential total return
                                             (from dividends, option writing
                                             income, realized capital gains and
                                             asset appreciation) in neutral to
                                             modestly rising market conditions
                                             can be both substantial and
                                             steady.

                                             Additionally, the Adviser believes
                                             that the Fund's strategy of
                                             writing covered call options on
                                             individual common stocks provides
                                             the Fund with an opportunity to
                                             receive higher option premiums as
                                             compared to a strategy of writing
                                             index call options (such as
                                             options on the S&P 500 or other
                                             index options) for similar periods
                                             of time. The Adviser also believes
                                             that the Fund's strategy leads to
                                             an overall reduction in risk
                                             compared to a strategy of simply
                                             owning stocks in a portfolio. See
                                             "Investment Objectives and
                                             Policies--Portfolio Contents--Call
                                             Options and Covered Call Writing."

The Fund's Investments.................      Common Stocks. Common stocks
                                             represent the residual ownership
                                             interest in the issuer of such
                                             stock and holders of common stock
                                             are entitled to the income and
                                             increase in the value of the
                                             assets and business of the issuer
                                             after all of its debt obligations
                                             and obligations to preferred
                                             stockholders are satisfied. Common
                                             stocks fluctuate in price in
                                             response to many factors including
                                             historical and prospective
                                             earnings of the issuer, the value
                                             of its assets, general economic
                                             conditions, interest rates,
                                             investor perceptions and market
                                             liquidity.

                                             The Adviser intends to allocate
                                             the Fund's investments among those
                                             broad sectors of the economy that
                                             the Adviser believes provide
                                             superior opportunities to achieve
                                             the Fund's investment objectives
                                             through equity selection and
                                             application of the Fund's covered
                                             call option strategy. The Fund
                                             will not invest more than 35% of
                                             its total assets in the securities
                                             of issuers principally engaged in
                                             any single sector. In current
                                             market conditions, the Adviser
                                             initially intends to focus the
                                             Fund's investments in the
                                             following sectors:

                                                o   Technology. The technology
                                                    sector may include, for
                                                    example, companies involved
                                                    in producing computers,
                                                    software or information
                                                    technology products and
                                                    equipment or that rely
                                                    extensively on technology,
                                                    science or communications
                                                    in their product
                                                    development or operations.

                                                o|  Financial Institutions. The
                                                    financial institutions
                                                    sector may include, for
                                                    example, commercial banks,
                                                    savings and loan
                                                    associations, brokerage and
                                                    investment companies,
                                                    insurance companies, asset
                                                    management companies and
                                                    consumer and industrial
                                                    finance companies.

                                                o   Medical and Pharmaceutical.
                                                    The medical and
                                                    pharmaceutical sector may
                                                    include, for example,
                                                    companies principally
                                                    engaged in the development,
                                                    production or distribution
                                                    of products or services
                                                    related to biotechnology,
                                                    medical diagnostics,
                                                    managed health care,
                                                    medical equipment and
                                                    supplies and
                                                    pharmaceuticals.

                                                o   Consumer and Retail. The
                                                    consumer and retail sector
                                                    may include, for example,
                                                    companies principally
                                                    engaged in the manufacture
                                                    and distribution of goods
                                                    and services to consumers
                                                    both domestically and
                                                    internationally and in
                                                    merchandising finished
                                                    goods and services
                                                    primarily to individual
                                                    consumers.

                                             The Adviser periodically will
                                             reallocate the Fund's assets among
                                             sectors based on the Adviser's
                                             views regarding economic
                                             conditions, market conditions in
                                             both the equity and option markets
                                             and the risks relevant to each
                                             sector. As market conditions
                                             change, the Fund's portfolio may
                                             not necessarily be composed of
                                             stocks in the sectors described
                                             above, but could be composed of
                                             stocks of issuers in other broad
                                             sectors of the economy.

                                             The Adviser seeks to invest in
                                             common stocks in which it has high
                                             confidence in their continuing
                                             earnings growth rate. The Adviser
                                             follows an investment style
                                             generally known as "GARP"
                                             (Growth-At-a-Reasonable-Price).
                                             The key analytical measure is a
                                             common stock's PEG ratio. For
                                             example, a stock selling at $30.00
                                             per share, with expected earnings
                                             for the current year of $2.00 per
                                             share, has a PE Ratio of 15 ($30
                                             divided by $2). If the Adviser
                                             expects earnings growth of 10% per
                                             year over the next five years,
                                             then the stock has a PEG ratio of
                                             1.5. The Adviser believes that the
                                             average PEG ratio as of the date
                                             of this Prospectus for all the
                                             stocks included in the Standard &
                                             Poor's 500 Index is approximately
                                             2.0. The Adviser intends to build
                                             an investment portfolio of common
                                             stocks with favorable value/growth
                                             relationships, with PEG ratios
                                             averaging less than the general
                                             stock market.

                                             After determining that a stock is
                                             reasonably priced in relation to
                                             its expected growth rate, the
                                             Adviser will look for companies
                                             with strong financial statements,
                                             relatively little debt, positive
                                             fundamental trends and industry
                                             leadership. In normal market
                                             conditions, the Adviser seeks
                                             companies whose growth rates, cash
                                             flows, and industry strength put
                                             them in a desirable position for
                                             superior long-term value and
                                             growth. The Adviser expects to
                                             hold between [40 and 60] stocks in
                                             the Fund's portfolio.

                                             Call Options and Covered Call
                                             Writing. The Fund seeks to produce
                                             a high level of current income and
                                             gains generated from option
                                             premiums and, to a lesser extent,
                                             from dividends. The Fund will
                                             pursue its primary objective by
                                             employing an option strategy of
                                             writing covered call options on a
                                             substantial portion of the common
                                             stocks in the Fund's portfolio.

                                             Call options are contracts
                                             representing the right to purchase
                                             a common stock at a specified
                                             price (the "strike price") at a
                                             specified future date (the
                                             "expiration date"). For
                                             conventional listed call options,
                                             the option's expiration date can
                                             be up to nine months from the date
                                             the call options are first listed
                                             for trading. Longer-term call
                                             options can have expiration dates
                                             up to three years from the date of
                                             listing. The Fund's covered call
                                             strategy typically involves
                                             writing longer-term call options
                                             with expiration dates six to
                                             twelve months from the date of
                                             listing, although the Fund may
                                             write call options with shorter
                                             and longer terms. The price of the
                                             option is determined from trading
                                             activity in the broad options
                                             market, and generally reflects the
                                             relationship between the current
                                             market price for the underlying
                                             common stock and the strike price,
                                             as well as the time remaining
                                             until the expiration date.

                                             The Fund will not purchase call
                                             options as an investment. It will
                                             primarily follow a strategy known
                                             as "covered call option writing,"
                                             which is a strategy designed to
                                             produce income from option
                                             premiums and offset a portion of a
                                             market decline in the underlying
                                             common stock. This strategy will
                                             be the Fund's principal investment
                                             strategy in seeking to pursue its
                                             primary investment objective. The
                                             Fund will only write options on
                                             common stocks held in the Fund's
                                             portfolio. The Fund may not write
                                             "naked" call options, i.e. options
                                             representing more shares of the
                                             stock than are held in the
                                             portfolio.

                                             When stocks in the portfolio on
                                             which the Fund has written call
                                             options rise in price, there is an
                                             increased likelihood (depending on
                                             the option strike price) that the
                                             call options could be exercised
                                             and the Fund forced to sell the
                                             stock. While this may be desirable
                                             in some instances, the Fund may
                                             attempt to minimize option
                                             assignments by repurchasing the
                                             call options prior to expiration.

                                             Put options. In addition to its
                                             covered call strategy the Fund
                                             may, to a lesser extent (not more
                                             than 20% of its total assets),
                                             pursue an option strategy that
                                             includes the writing of both put
                                             options and call options on
                                             certain of the common stocks in
                                             the Fund's portfolio.

                                             Put options are contracts that
                                             give the holder of the option, in
                                             return for the payment of a
                                             premium, the right to sell to the
                                             writer of the option the security
                                             underlying the option at a
                                             specified exercise price at any
                                             time during the term of the
                                             option. To a limited extent (not
                                             more than 20% of the Fund's total
                                             assets) the Fund may utilize a
                                             strategy in which it will own
                                             shares of a common stock, write
                                             call options and write put
                                             options. Put options may only be
                                             written to the extent that an
                                             equal number of call options have
                                             also been sold on any individual
                                             stock. This strategy may produce a
                                             considerably higher return than
                                             the Fund's primary strategy of
                                             covered call writing, but involves
                                             a higher degree of risk and
                                             potential volatility.

                                             To seek to offset some of the risk
                                             of a larger potential decline in
                                             the event the overall stock market
                                             has a sizeable short-term or
                                             intermediate-term decline, the
                                             Fund may, to a limited extent (not
                                             more than 2% of the its total
                                             assets) purchase put options on
                                             broad-based securities indices
                                             (such as the S&P 500, S&P MidCap
                                             400 or other indices deemed
                                             suitable) or certain ETFs that
                                             trade like common stocks but
                                             represent such market indices. The
                                             Adviser may pursue this risk
                                             management strategy through
                                             covered put option collars, in
                                             which the Fund purchases a put
                                             option and simultaneously sells a
                                             put option on the same security at
                                             a different strike price. In
                                             implementing a covered put option
                                             collar strategy, the Fund
                                             typically will purchase put
                                             options that are out-of-the money
                                             and will sell put options that are
                                             more out-of-the-money on the same
                                             security or index and with the
                                             same expiration dates as the
                                             corresponding put options
                                             purchased.

                                             Foreign Securities. The Fund may
                                             invest up to 10% of its total
                                             assets in U.S. dollar-denominated
                                             securities of foreign issuers.
                                             Such investments in securities of
                                             foreign issuers may include
                                             investments in American Depositary
                                             Receipts, or "ADRs." ADRs are
                                             certificates evidencing ownership
                                             of shares of a foreign issuer that
                                             are issued by depositary banks and
                                             generally trade on an established
                                             market, in the United States or
                                             elsewhere. Although ADRs are
                                             alternatives to directly
                                             purchasing the underlying foreign
                                             securities in their national
                                             markets and currencies, they
                                             continue to be subject to many of
                                             the risks associated with
                                             investing directly in foreign
                                             securities. The prices of foreign
                                             securities may be affected by
                                             factors not present with
                                             securities traded in the U.S.
                                             markets, including, political and
                                             economic conditions, less
                                             stringent regulation and higher
                                             volatility. As a result, many
                                             foreign securities may be less
                                             liquid and more volatile than U.S.
                                             securities.

                                             Other Income-Producing Strategies.
                                             The Fund may invest up to 20% of
                                             its total assets in other
                                             income-producing strategies,
                                             including investment grade debt
                                             securities, preferred stock, and
                                             convertible securities.

                                                Investment Grade Debt
                                                Securities. The Fund may invest
                                                in investment grade bonds of
                                                varying maturities issued by
                                                corporations and other business
                                                entities. The Fund considers
                                                debt securities to be
                                                investment grade if, at the
                                                time of acquisition, such debt
                                                securities are rated at least
                                                Baa by Moody's Investors
                                                Service, Inc. ("Moody's"), BBB
                                                by Standard & Poor's Rating
                                                Service ("S&P"), comparably
                                                rated by another statistical
                                                rating organization, or, if
                                                unrated, determined by the
                                                Adviser to be of comparable
                                                credit quality.

                                                Preferred Stocks. Preferred
                                                stock has a preference over
                                                common stock in liquidation
                                                (and generally as to dividends
                                                as well), but is subordinated
                                                to the liabilities of the
                                                issuer in all respects. The
                                                Adviser believes that preferred
                                                stock of certain companies
                                                offers the opportunity for
                                                capital appreciation as well as
                                                periodic income.

                                                Convertible Securities. A
                                                convertible security is a
                                                preferred stock, warrant or
                                                other security that may be
                                                converted into or exchanged for
                                                a prescribed amount of common
                                                stock or other security of the
                                                same or a different issuer or
                                                into cash within a particular
                                                period of time at a specified
                                                price or formula. A convertible
                                                security generally entitles the
                                                holder to receive the dividend
                                                paid on preferred stock until
                                                the convertible security
                                                matures or is redeemed,
                                                converted or exchanged. Before
                                                conversion, convertible
                                                securities generally have
                                                characteristics similar to both
                                                fixed income and equity
                                                securities.

                                             Temporary Investments. During
                                             unusual market circumstances, the
                                             Fund may temporarily invest a
                                             substantial portion of its assets
                                             in cash or cash equivalents, which
                                             may be inconsistent with the
                                             Fund's investment objectives. In
                                             moving to a substantial temporary
                                             investments position and in
                                             transitioning from such a position
                                             back into full conformity with the
                                             Fund's normal investment
                                             objectives and policies, the Fund
                                             may incur transaction costs that
                                             would not be incurred if the Fund
                                             had remained fully invested in
                                             accordance with such normal
                                             policies.

Other Investment Practices.............      Diversification Requirements. The
                                             Fund may invest no more than 4% of
                                             the Fund's total assets, at time
                                             of purchase, in any one common
                                             stock. The Fund may, in addition
                                             to pursuing its covered call
                                             option strategy on common stocks
                                             in its portfolio, write put
                                             options on such common stocks
                                             representing up to 2% of the
                                             Fund's total assets, at time of
                                             purchase, on any one common stock.

                                             Financial Leverage. The Fund is
                                             authorized to utilize leverage
                                             through the use of bank lines of
                                             credit or other borrowing, the
                                             issuance of debt securities and/or
                                             the issuance of preferred shares.
                                             The Fund may also borrow or issue
                                             debt securities for temporary
                                             purposes such as settlement of
                                             transactions. Any such financial
                                             leverage would be limited to an
                                             amount up to 20% of the Fund's
                                             total assets (including the
                                             proceeds of such financial
                                             leverage). Although there is no
                                             current expectation that the Fund
                                             will utilize financial leverage,
                                             the Fund may utilize financial
                                             leverage in the future in
                                             connection with the Fund's covered
                                             call option strategy during
                                             periods in which the Adviser
                                             believes that the interest and
                                             other costs of financial leverage
                                             are likely to be less than the
                                             expected returns on the portfolio
                                             assets acquired with the proceeds
                                             of such financial leverage. If
                                             financial leverage is utilized,
                                             there is no guarantee that it will
                                             be successful in enhancing the
                                             level of the Fund's current
                                             income.

Distributions..........................      Commencing with the Fund's first
                                             distribution, the Fund intends to
                                             make regular monthly distributions
                                             to Common Shareholders based upon
                                             the Fund's projected annual cash
                                             available from option premiums and
                                             dividends. For distribution
                                             purposes, "cash available from
                                             option premiums and dividends"
                                             will consist of the total proceeds
                                             of options sales plus dividends
                                             and interest received, less
                                             amounts paid to purchase options
                                             and Fund expenses. The Fund's
                                             distribution rate may be adjusted
                                             from time-to-time. The Board may
                                             modify this distribution policy at
                                             any time without obtaining the
                                             approval of Common Shareholders.

                                             The Fund's annual cash available
                                             from options premiums and
                                             dividends will likely differ from
                                             annual net investment income. The
                                             investment income of the Fund will
                                             consist of all dividend and
                                             interest income accrued on
                                             portfolio investments, short-term
                                             capital gain (including short-term
                                             gains on terminated option
                                             positions and gains on the sale of
                                             portfolio investments held for one
                                             year or less) in excess of
                                             long-term capital loss and income
                                             from certain hedging transactions,
                                             less all expenses of the Fund.
                                             Expenses of the Fund will be
                                             accrued each day. Over time, all
                                             of the Fund's investment company
                                             taxable income will be
                                             distributed. In addition, at least
                                             annually, the Fund intends to
                                             distribute any net capital gain
                                             (which is the excess of net
                                             long-term capital gain over net
                                             short-term capital loss). To the
                                             extent that that Fund's net
                                             investment income and net capital
                                             gain for any year exceed the total
                                             monthly distributions paid during
                                             the year, the Fund will make a
                                             special distribution at or near
                                             year-end of such excess amount as
                                             may be required. If the Fund's
                                             total monthly distributions in any
                                             year exceed the amount of its net
                                             investment income and net capital
                                             gain for the year, any such excess
                                             would be characterized as a return
                                             of capital.

                                             Under the Investment Company Act
                                             of 1940, as amended (the "1940
                                             Act"), for any distribution that
                                             includes amounts from sources
                                             other than net income, the Fund is
                                             required to provide Common
                                             Shareholders a written statement
                                             regarding the components of such
                                             distribution. However, the
                                             ultimate tax characterization of
                                             the Fund's distributions made in a
                                             calendar year may not finally be
                                             determined until the end of that
                                             calendar year. For example, the
                                             Fund may distribute income early
                                             in the calendar year that would
                                             initially be characterized as
                                             being taxable as short-term
                                             capital gains, but it could incur
                                             net short-term capital losses
                                             later in the year, thereby
                                             offsetting the income taxable as
                                             short-term capital gains for which
                                             distributions have already been
                                             made by the Fund. In addition, due
                                             to the delayed timing of
                                             recognition of gains from
                                             terminated or expired option
                                             positions, distributions that
                                             would initially be characterized
                                             as a return of capital may be
                                             treated as income distributions at
                                             the end of the taxable year in
                                             which such distributions were
                                             made. Such recharacterizations may
                                             be more likely in connection with
                                             the initial monthly distributions
                                             from the Fund, during the period
                                             in which the Fund is initially
                                             implementing its covered call
                                             option strategy.

                                             The Fund expects to declare its
                                             initial monthly Common Share
                                             distribution approximately 45
                                             days, and to pay that distribution
                                             approximately 60 to 90 days, from
                                             the completion of this offering,
                                             depending on market conditions.

Automatic Dividend Reinvestment Plan...      If you will be holding the Common
                                             Shares in your own name or if you
                                             hold your Common Shares with a
                                             brokerage firm that participates
                                             in the Fund's Dividend
                                             Reinvestment Plan (the "Plan"),
                                             unless you elect to receive cash,
                                             all dividends and distributions
                                             that are declared by the Fund will
                                             be automatically reinvested in
                                             additional Common Shares of the
                                             Fund pursuant to the Plan. If you
                                             hold your Common Shares with a
                                             brokerage firm that does not
                                             participate in the Plan, you will
                                             not be able to participate in the
                                             Plan and any dividend reinvestment
                                             may be effected on different terms
                                             than those described above.
                                             Consult your financial advisor for
                                             more information. See "Automatic
                                             Dividend Reinvestment Plan."

Management of the Fund.................      Madison Asset Management, LLC
                                             serves as the Fund's Adviser
                                             pursuant to an investment advisory
                                             agreement with the Fund.

                                             Madison Asset Management, LLC is a
                                             wholly owned subsidiary of Madison
                                             Investment Advisors, Inc., which
                                             was founded in 1974 by Frank
                                             Burgess. Madison Asset Management,
                                             LLC shares its personnel and
                                             resources with its parent and,
                                             unless otherwise stated,
                                             references to the Adviser are,
                                             collectively, to Madison Asset
                                             Management, LLC, Madison
                                             Investment Advisors, Inc and other
                                             affiliated entities. The Adviser
                                             and its affiliated group act as
                                             investment advisers for one other
                                             closed-end investment company,
                                             individuals, corporations, pension
                                             funds, endowments, insurance
                                             companies and mutual funds with
                                             assets under management exceeding
                                             $10.8 billion as of December 31,
                                             2004.

Listing and Symbol.....................      The Common Shares of the Fund are
                                             expected to be listed on the [New
                                             York/American] Stock Exchange. The
                                             trading or "ticker" symbol of the
                                             Common Shares is expected to be
                                             "[__]."

Anti-Takeover Provisions in the Fund's
  Governing Documents..................      The Fund's Declaration of Trust
                                             and Bylaws (the "Governing
                                             Documents") include provisions
                                             that could limit the ability of
                                             other entities or persons to
                                             acquire control of the Fund or
                                             convert the Fund to an open-end
                                             fund. These provisions could have
                                             the effect of depriving the Common
                                             Shareholders of opportunities to
                                             sell their Common Shares at a
                                             premium over the then-current
                                             market price of the Common Shares.
                                             See "Anti-Takeover and Other
                                             Provisions in the Fund's Governing
                                             Documents" and
                                             "Risks--Anti-Takeover Provisions."

Custodian...........................         [US Bank] serves as the custodian
                                             of the Fund's assets pursuant to a
                                             custody agreement. Under the
                                             custody agreement, the custodian
                                             holds the Fund's assets in
                                             compliance with the 1940 Act. For
                                             its services, the custodian will
                                             receive a monthly fee based upon,
                                             among other things, the average
                                             value of the total assets of the
                                             Fund, plus certain charges for
                                             securities transactions.

Special Risk Considerations............      The following is a summary of
                                             certain of the risks associated
                                             with an investment in the Fund.
                                             Please read carefully the portion
                                             of this Prospectus entitled
                                             "Risks" beginning on page ___.

                                             No History of Operations. The Fund
                                             is a newly organized, diversified,
                                             closed-end management investment
                                             company with no history of
                                             operations.

                                             Investment and Market Risk. An
                                             investment in the Fund is subject
                                             to investment risk, including the
                                             possible loss of the entire
                                             principal amount that you invest.

                                             An investment in the Fund's Common
                                             Shares represents an indirect
                                             investment in the securities owned
                                             by the Fund, a majority of which
                                             are traded on a national
                                             securities exchange or in the
                                             over-the-counter markets. The
                                             value of these securities, like
                                             other market investments, may move
                                             up or down, sometimes rapidly and
                                             unpredictably. Your Common Shares
                                             at any point in time may be worth
                                             less than your original
                                             investment, even after taking into
                                             account the reinvestment of Fund
                                             distributions.

                                             Equity Risk. Substantially all of
                                             the Fund's assets will be invested
                                             in common stocks and (to a lesser
                                             extent) preferred equity
                                             securities, and therefore a
                                             principal risk of investing in the
                                             Fund is equity risk. Equity risk
                                             is the risk that securities held
                                             by the Fund will fluctuate in
                                             value due to general market or
                                             economic conditions, perceptions
                                             regarding the industries in which
                                             the issuers of securities held by
                                             the Fund participate, and the
                                             particular circumstances and
                                             performance of particular
                                             companies whose securities the
                                             Fund holds. For example, an
                                             adverse event, such as an
                                             unfavorable earnings report, may
                                             depress the value of equity
                                             securities of an issuer held by
                                             the Fund; the price of common
                                             stock of an issuer may be
                                             particularly sensitive to general
                                             movements in the stock market; or
                                             a drop in the stock market may
                                             depress the price of most or all
                                             of the common stocks and other
                                             equity securities held by the
                                             Fund. In addition, common stock of
                                             an issuer in the Fund's portfolio
                                             may decline in price if the issuer
                                             fails to make anticipated dividend
                                             payments because, among other
                                             reasons, the issuer of the
                                             security experiences a decline in
                                             its financial condition. Common
                                             equity securities in which the
                                             Fund will invest are structurally
                                             subordinated to preferred stocks,
                                             bonds and other debt instruments
                                             in a company's capital structure,
                                             in terms of priority to corporate
                                             income, and therefore will be
                                             subject to greater dividend risk
                                             than preferred stocks or debt
                                             instruments of such issuers. In
                                             addition, while broad market
                                             measures of common stocks have
                                             historically generated higher
                                             average returns than fixed income
                                             securities, common stocks have
                                             also experienced significantly
                                             more volatility in those returns.

                                             Risks Associated with Options on
                                             Securities. There are several
                                             risks associated with transactions
                                             in options on securities. For
                                             example, there are significant
                                             differences between the securities
                                             and options markets that could
                                             result in an imperfect correlation
                                             between these markets, causing a
                                             given transaction not to achieve
                                             its objectives. A decision as to
                                             whether, when and how to use
                                             options involves the exercise of
                                             skill and judgment, and even a
                                             well-conceived transaction may be
                                             unsuccessful to some degree
                                             because of market behavior or
                                             unexpected events. As the writer
                                             of a covered call option, the Fund
                                             forgoes, during the option's life,
                                             the opportunity to profit from
                                             increases in the market value of
                                             the security covering the call
                                             option above the sum of the
                                             premium and the strike price of
                                             the call, but has retained the
                                             risk of loss should the price of
                                             the underlying security decline.
                                             The writer of an option has no
                                             control over the time when it may
                                             be required to fulfill its
                                             obligation as a writer of the
                                             option. Once an option writer has
                                             received an exercise notice, it
                                             cannot effect a closing purchase
                                             transaction in order to terminate
                                             its obligation under the option
                                             and must deliver the underlying
                                             security at the exercise price.

                                             There can be no assurance that a
                                             liquid market will exist when the
                                             Fund seeks to close out an option
                                             position. Reasons for the absence
                                             of a liquid secondary market on an
                                             exchange include the following:
                                             (i) there may be insufficient
                                             trading interest in certain
                                             options; (ii) restrictions may be
                                             imposed by an exchange on opening
                                             transactions or closing
                                             transactions or both; (iii)
                                             trading halts, suspensions or
                                             other restrictions may be imposed
                                             with respect to particular classes
                                             or series of options; (iv) unusual
                                             or unforeseen circumstances may
                                             interrupt normal operations on an
                                             exchange; (v) the facilities of an
                                             exchange or an option
                                             clearinghouse may not at all times
                                             be adequate to handle current
                                             trading volume; or (vi) one or
                                             more exchanges could, for economic
                                             or other reasons, decide or be
                                             compelled at some future date to
                                             discontinue the trading of options
                                             (or a particular class or series
                                             of options). If trading were
                                             discontinued, the secondary market
                                             on that exchange (or in that class
                                             or series of options) would cease
                                             to exist. However, outstanding
                                             options on that exchange that had
                                             been issued by an option
                                             clearinghouse as a result of
                                             trades on that exchange would
                                             continue to be exercisable in
                                             accordance with their terms. The
                                             Fund's ability to terminate
                                             over-the-counter options is more
                                             limited than with exchange-traded
                                             options and may involve the risk
                                             that broker-dealers participating
                                             in such transactions will not
                                             fulfill their obligations. If the
                                             Fund were unable to close out a
                                             covered call option that it had
                                             written on a security, it would
                                             not be able to sell the underlying
                                             security unless the option expired
                                             without exercise.

                                             The hours of trading for options
                                             may not conform to the hours
                                             during which the underlying
                                             securities are traded. To the
                                             extent that the options markets
                                             close before the markets for the
                                             underlying securities, significant
                                             price and rate movements can take
                                             place in the underlying markets
                                             that cannot be reflected in the
                                             options markets. Call options are
                                             marked to market daily and their
                                             value will be affected by changes
                                             in the value and dividend rates of
                                             the underlying common stocks, an
                                             increase in interest rates,
                                             changes in the actual or perceived
                                             volatility of the stock market and
                                             the underlying common stocks and
                                             the remaining time to the options'
                                             expiration. Additionally, the
                                             exercise price of an option may be
                                             adjusted downward before the
                                             option's expiration as a result of
                                             the occurrence of certain
                                             corporate events affecting the
                                             underlying equity security, such
                                             as extraordinary dividends, stock
                                             splits, merger or other
                                             extraordinary distributions or
                                             events. A reduction in the
                                             exercise price of an option would
                                             reduce the Fund's capital
                                             appreciation potential on the
                                             underlying security.

                                             When the Fund writes covered put
                                             options, it bears the risk of loss
                                             if the value of the underlying
                                             stock declines below the exercise
                                             price. If the option is exercised,
                                             the Fund could incur a loss if it
                                             is required to purchase the stock
                                             underlying the put option at a
                                             price greater than the market
                                             price of the stock at the time of
                                             exercise. While the Fund's
                                             potential gain in writing a
                                             covered put option is limited to
                                             the interest earned on the liquid
                                             assets securing the put option
                                             plus the premium received from the
                                             purchaser of the put option, the
                                             Fund risks a loss equal to the
                                             entire value of the stock.

                                             To the extent that the Fund
                                             purchases options pursuant to a
                                             hedging strategy, the Fund will be
                                             subject to the following
                                             additional risks. If a put or call
                                             option purchased by the Fund is
                                             not sold when it has remaining
                                             value, and if the market price of
                                             the underlying security remains
                                             equal to or greater than the
                                             exercise price (in the case of a
                                             put), or remains less than or
                                             equal to the exercise price (in
                                             the case of a call), the Fund will
                                             lose its entire investment in the
                                             option. Also, where a put or call
                                             option on a particular security is
                                             purchased to hedge against price
                                             movements in a related security,
                                             the price of the put or call
                                             option may move more or less than
                                             the price of the related security.
                                             If restrictions on exercise were
                                             imposed, the Fund might be unable
                                             to exercise an option it had
                                             purchased. If the Fund were unable
                                             to close out an option that it had
                                             purchased on a security, it would
                                             have to exercise the option in
                                             order to realize any profit or the
                                             option may expire worthless.

                                             Limitation on Option Writing Risk.
                                             The number of call options the
                                             Fund can write is limited by the
                                             number of shares of common stock
                                             the Fund holds, and further
                                             limited by the fact that call
                                             options represent 100 share lots
                                             of the underlying common stock.
                                             The Fund will not write "naked" or
                                             uncovered call options.
                                             Furthermore, the Fund's options
                                             transactions will be subject to
                                             limitations established by each of
                                             the exchanges, boards of trade or
                                             other trading facilities on which
                                             such options are traded. These
                                             limitations govern the maximum
                                             number of options in each class
                                             which may be written or purchased
                                             by a single investor or group of
                                             investors acting in concert,
                                             regardless of whether the options
                                             are written or purchased on the
                                             same or different exchanges,
                                             boards of trade or other trading
                                             facilities or are held or written
                                             in one or more accounts or through
                                             one or more brokers. Thus, the
                                             number of options which the Fund
                                             may write or purchase may be
                                             affected by options written or
                                             purchased by other investment
                                             advisory clients of the Adviser.
                                             An exchange, board of trade or
                                             other trading facility may order
                                             the liquidation of positions found
                                             to be in excess of these limits,
                                             and it may impose certain other
                                             sanctions.

                                             Risks of Mid-Cap Companies. The
                                             Fund may invest in companies that
                                             meet the Fund's growth and value
                                             criteria and whose market
                                             capitalization is considered
                                             middle-sized or "mid-cap." Mid-cap
                                             companies often are newer or less
                                             established companies than larger
                                             capitalization companies.
                                             Investments in mid-cap companies
                                             carry additional risks because
                                             earnings of these companies tend
                                             to be less predictable; they often
                                             have limited product lines,
                                             markets, distribution channels or
                                             financial resources; and the
                                             management of such companies may
                                             be dependent upon one or a few key
                                             people. The market movements of
                                             equity securities of mid-cap
                                             companies may be more abrupt or
                                             erratic than the market movements
                                             of equity securities of larger,
                                             more established companies or the
                                             stock market in general.
                                             Historically, mid-cap companies
                                             have sometimes gone through
                                             extended periods when they did not
                                             perform as well as larger
                                             companies. In addition, equity
                                             securities of mid-cap companies
                                             generally are less liquid than
                                             those of larger companies. This
                                             means that the Fund could have
                                             greater difficulty selling such
                                             securities at the time and price
                                             that the Fund would like.

                                             Sector Concentration Risk. The
                                             Adviser intends to focus the
                                             Fund's investment in those broad
                                             sectors of the economy that the
                                             Adviser believes provide superior
                                             opportunities to achieve the
                                             Fund's investment objectives. To
                                             the extent that the Fund makes
                                             substantial investments in any
                                             single sector, the Fund will be
                                             more susceptible to adverse
                                             economic or regulatory
                                             occurrences affecting those
                                             sectors. The Fund currently
                                             intends to make significant
                                             investments in common stocks of
                                             companies operating in the (i)
                                             technology sector, (ii) financial
                                             institutions sector, (iii)
                                             medical and pharmaceutical sector
                                             and (iv) consumer and retail
                                             sector. The Adviser will
                                             periodically reallocate the
                                             Fund's assets among sectors based
                                             on the Adviser's views regarding
                                             economic conditions, market
                                             conditions in both the equity and
                                             option markets and the risks
                                             relevant to each sector. As
                                             market conditions change, the
                                             Fund's portfolio may not
                                             necessarily be composed of stocks
                                             in these sectors, but could be
                                             composed significantly of stocks
                                             of issuers in other sectors of
                                             the market. The Fund will not
                                             invest more than 35% of its total
                                             assets in the securities of
                                             issuers principally engaged in
                                             any single sector.

                                                Technology. Common stocks of
                                                companies operating in the
                                                technology sector may be more
                                                volatile than the overall stock
                                                market and may or may not move
                                                in tandem with the overall
                                                stock market. Technology,
                                                science and communications are
                                                rapidly changing fields, and
                                                stocks of these companies,
                                                especially of smaller or
                                                unseasoned companies, may be
                                                subject to more abrupt or
                                                erratic market movements than
                                                the stock market in general.
                                                There are significant
                                                competitive pressures among
                                                technology-oriented companies
                                                and the products or operations
                                                of such companies may become
                                                obsolete quickly. In addition,
                                                these companies may have
                                                limited product lines, markets
                                                or financial resources, and the
                                                management of such companies
                                                may be more dependent upon one
                                                or a few key people.

                                                Financial Institutions. The
                                                industries within the financial
                                                institutions sector are subject
                                                to extensive government
                                                regulation, which can limit
                                                both the amounts and types of
                                                loans and other financial
                                                commitments they can make, and
                                                the interest rates and fees
                                                they can charge. Profitability
                                                can be largely dependent on the
                                                availability and cost of
                                                capital funds and the rate of
                                                corporate and consumer debt
                                                defaults, and can fluctuate
                                                significantly when interest
                                                rates change. Credit losses
                                                resulting from financial
                                                difficulties of borrowers can
                                                negatively affect the financial
                                                institutions industries.
                                                Insurance companies can be
                                                subject to severe price
                                                competition. The financial
                                                institutions industries are
                                                currently undergoing relatively
                                                rapid change as existing
                                                distinctions between financial
                                                institutions segments become
                                                less clear. For example, recent
                                                business combinations have
                                                included insurance, finance,
                                                and securities brokerage under
                                                single ownership.

                                                Medical and Pharmaceutical.
                                                Industries within the medical
                                                and pharmaceutical sector are
                                                subject to substantial
                                                government regulation. Changes
                                                in governmental regulations and
                                                policies may have a material
                                                effect on the demand for
                                                particular medical and
                                                pharmaceutical products and
                                                services. Regulatory approvals
                                                (often entailing lengthy
                                                application and testing
                                                procedures) are also generally
                                                required before new drugs and
                                                certain medical devices and
                                                procedures may be introduced.
                                                Many of the products and
                                                services of companies engaged
                                                in the medical and
                                                pharmaceutical sector are also
                                                subject to relatively high
                                                risks of rapid obsolescence
                                                caused by progressive
                                                scientific and technological
                                                advances. Additionally, such
                                                products are subject to risks
                                                such as the appearance of toxic
                                                effects following commercial
                                                introduction and manufacturing
                                                difficulties. The enforcement
                                                of patent, trademark and other
                                                intellectual property laws will
                                                affect the value of many such
                                                companies.

                                                Consumer and Retail. Industries
                                                within the consumer and retail
                                                sector can be significantly
                                                affected by the performance of
                                                the overall economy, interest
                                                rates, competition, consumer
                                                confidence and spending,
                                                intense competition and changes
                                                in demographics and consumer
                                                tastes.

                                             Income and Fund Distribution Risk.
                                             The income Common Shareholders
                                             receive from the Fund through
                                             monthly distributions is based
                                             primarily on the premiums the Fund
                                             receives from writing options as
                                             well as the dividends and interest
                                             it earns from its investments. Net
                                             option premiums and dividend
                                             payments the Fund receives in
                                             respect of its portfolio
                                             securities can vary widely over
                                             the short- and long-term. If stock
                                             prices or stock price volatility
                                             declines, the level of premiums
                                             from options writing and the
                                             amounts available for distribution
                                             from options activity will likely
                                             decrease as well. Payments to
                                             purchase put options and to close
                                             written call options will reduce
                                             amounts available for distribution
                                             from call option premiums received
                                             and proceeds of closing put
                                             options. Dividends on common
                                             stocks are not fixed but are
                                             declared at the discretion of the
                                             issuer's board of directors. There
                                             is no guarantee that the issuers
                                             of common stocks in which the Fund
                                             invests will declare dividends in
                                             the future or that if declared
                                             they will remain at current levels
                                             or increase over time. Dividends
                                             on any preferred stocks in which
                                             the Fund may invest are not
                                             guaranteed and certain issues of
                                             preferred stock held by the Fund
                                             may be called by the issuer.

                                             Foreign Securities Risk. The Fund
                                             may invest up to 10% of its total
                                             assets in U.S. dollar-denominated
                                             securities of foreign issuers.
                                             Investments in non-U.S. issuers
                                             may involve unique risks compared
                                             to investing in securities of U.S.
                                             issuers. These risks are more
                                             pronounced to the extent that the
                                             Fund invests a significant portion
                                             of its non-U.S. investments in one
                                             region or in the securities of
                                             emerging market issuers. These
                                             risks may include: less
                                             information about non-U.S. issuers
                                             or markets may be available due to
                                             less rigorous disclosure or
                                             accounting standards or regulatory
                                             practices; many non-U.S. markets
                                             are smaller, less liquid and more
                                             volatile; in a changing market,
                                             the Adviser may not be able to
                                             sell the Fund's portfolio
                                             securities at times, in amounts
                                             and at prices it considers
                                             desirable; the economies of
                                             non-U.S. countries may grow at
                                             slower rates than expected or may
                                             experience downturns or
                                             recessions; economic, political
                                             and social developments may
                                             adversely affect the securities
                                             markets; and withholding and other
                                             non-U.S. taxes may decrease the
                                             Fund's return.

                                             Market Discount Risk. Whether
                                             investors will realize gains or
                                             losses upon the sale of shares of
                                             the Fund will depend upon the
                                             market price of the shares at the
                                             time of sale, which may be less or
                                             more than the Fund's net asset
                                             value per share. Since the market
                                             price of the shares will be
                                             affected by such factors as the
                                             relative demand for and supply of
                                             the shares in the market, general
                                             market and economic conditions and
                                             other factors beyond the control
                                             of the Fund, the Fund cannot
                                             predict whether the shares will
                                             trade at, below or above net asset
                                             value or at, below or above the
                                             public offering price. Shares of
                                             closed-end funds often trade at a
                                             discount to their net asset values
                                             and the Fund's shares may trade at
                                             such a discount. This risk may be
                                             greater for investors expecting to
                                             sell their shares of the Fund soon
                                             after completion of the public
                                             offering. The shares of the Fund
                                             were designed primarily for
                                             long-term investors, and investors
                                             in the shares should not view the
                                             Fund as a vehicle for trading
                                             purposes.

                                             Other Investment Companies Risks.
                                             The Fund may invest up to 10% of
                                             its total assets in securities of
                                             other open- or closed-end
                                             investment companies, including
                                             ETFs, that invest primarily in
                                             securities of the types in which
                                             the Fund may invest directly. The
                                             Fund expects that these
                                             investments will be primarily in
                                             ETFs. As a stockholder in an
                                             investment company, the Fund will
                                             bear its ratable share of that
                                             investment company's expenses, and
                                             would remain subject to payment of
                                             the Fund's investment management
                                             fees with respect to the assets so
                                             invested. Common Shareholders
                                             would therefore be subject to
                                             duplicative expenses to the extent
                                             the Fund invests in other
                                             investment companies. In addition,
                                             the securities of other investment
                                             companies may also be leveraged
                                             and will therefore be subject to
                                             the same leverage risks described
                                             in this prospectus.

                                             Financial Leverage. The Fund is
                                             authorized to utilize leverage
                                             through the use of bank lines of
                                             credit or other borrowing, the
                                             issuance of debt securities and/or
                                             the issuance of preferred shares.
                                             The Fund may also borrow or issue
                                             debt securities for financial
                                             leveraging purposes and for
                                             temporary purposes such as
                                             settlement of transactions. Any
                                             such financial leverage would be
                                             limited to an amount up to 20% of
                                             the Fund's total assets (including
                                             the proceeds of such financial
                                             leverage). Although there is no
                                             current expectation that the Fund
                                             will utilize financial leverage,
                                             the Fund may utilize financial
                                             leverage in the future in
                                             connection with the Fund's covered
                                             call option strategy during
                                             periods in which the Adviser
                                             believes that the interest and
                                             other costs of financial leverage
                                             are likely to be less than the
                                             expected returns on the portfolio
                                             assets acquired with the proceeds
                                             of such financial leverage.
                                             Although the use of any financial
                                             leverage by the Fund may create an
                                             opportunity for increased net
                                             income, gains and capital
                                             appreciation for the Common
                                             Shares, it also results in
                                             additional risks and can magnify
                                             the effect of any losses. If the
                                             income and gains earned on
                                             securities purchased with
                                             financial leverage proceeds are
                                             greater than the cost of financial
                                             leverage, the Fund's return will
                                             be greater than if financial
                                             leverage had not been used.
                                             Conversely, if the income or gain
                                             from the securities purchased with
                                             such proceeds does not cover the
                                             cost of financial leverage, the
                                             return to the Fund will be less
                                             than if financial leverage had not
                                             been used. Financial leverage also
                                             increases the likelihood of
                                             greater volatility of net asset
                                             value and market price of and
                                             dividends on the Common Shares
                                             than a comparable portfolio
                                             without leverage.

                                             Management Risk. The Fund is
                                             subject to management risk because
                                             it is an actively managed
                                             portfolio. The Adviser will apply
                                             investment techniques and risk
                                             analyses in making investment
                                             decisions for the Fund, but there
                                             can be no guarantee that these
                                             will produce the desired results.

                                             Tax Risk. Call option premiums
                                             received by the Fund will be
                                             recognized upon exercise, lapse or
                                             other disposition of the option
                                             and generally will be treated by
                                             the Fund as short-term capital
                                             gain or loss. Some of the call
                                             options and other devices employed
                                             by the Fund reduce risk to the
                                             Fund by substantially diminishing
                                             its risk of loss in offsetting
                                             positions in substantially similar
                                             or related property, thereby
                                             giving rise to "straddles" under
                                             the federal income tax rules. The
                                             straddle rules require the Fund to
                                             defer certain losses on positions
                                             within a straddle, and terminate
                                             or suspend the holding period for
                                             certain securities in which the
                                             fund does not yet have a long-term
                                             holding period or has not yet
                                             satisfied the holding period
                                             required for qualified dividend
                                             income. Thus, the Fund cannot
                                             assure you as to any level of
                                             regular quarterly net investment
                                             income (income other than net
                                             long-term capital gain) that will
                                             be treated as ordinary income,
                                             cannot assure you as to any level
                                             of capital gains distributions and
                                             cannot assure you assure you as to
                                             any ratio of regular quarterly
                                             distributions to capital gain
                                             distributions. In addition,
                                             certain of the Fund's call writing
                                             activities may affect the
                                             character, timing and recognition
                                             of income and could cause the Fund
                                             to liquidate other investments in
                                             order to satisfy its distributions
                                             requirements. See "Taxation."

                                             Market Disruption Risk. As a
                                             result of the terrorist attacks on
                                             the World Trade Center and the
                                             Pentagon on September 11, 2001,
                                             some of the U.S. securities
                                             markets were closed for a four-day
                                             period. These terrorist attacks,
                                             the war in Iraq and its aftermath
                                             and other geopolitical events have
                                             led to, and may in the future lead
                                             to, increased short-term market
                                             volatility and may have long-term
                                             effects on U.S. and world
                                             economies and markets. Similar
                                             events in the future or other
                                             disruptions of financial markets
                                             could affect interest rates,
                                             securities exchanges, auctions,
                                             secondary trading, rating, credit
                                             risk, inflation and other factors
                                             relating to the Common Shares.

                            SUMMARY OF FUND EXPENSES

         The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly. The Other Expenses shown in the table and related footnotes are based on estimated amounts for the Fund's first year of operations unless otherwise indicated and assume that the Fund issues approximately ___ million Common Shares and assumes no exercise of the overallotment option granted to the underwriters. If the Fund issues fewer Common Shares, all other things being equal, the Fund's expense ratio as a percentage of net assets would increase.

Shareholder Transaction Expenses

   Sales Load (as a percentage of offering price)......................   4.50%
   Offering Expenses Borne by the Fund (estimated as a
     percentage of offering price)(1)..................................   0.20%
   Dividend Reinvestment Plan Fees(2).................................    None

                                                     Percentage of Net Assets
                                                   Attributable to Common Shares
                                                  (assumes no financial leverage
                                                            is issued)

Annual Expenses
    Management Fee(3).............................           [.80]%
    Interest Payments on Borrowed Funds...........            None
    Other Expenses................................           [.18]%
    Total Annual Expenses.........................           [.98]%

---------

(1) Madison Asset Management, LLC, the Fund's investment adviser, has agreed to pay (i) all organizational costs of the Fund and (ii) the Fund's offering costs (other than the sales load but including the partial reimbursement of the expenses of the underwriters) that exceed $0.04 per share of Common Shares (0.20% of the offering price).

(2) You will pay brokerage charges if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account. See "Dividend Reinvestment Plan."

(3) Under the investment advisory agreement, the Fund pays the Adviser at an annual rate of 0.80% on the first $500 million of the Fund's net assets and 0.60% on net assets of the Fund above $500 million.

Example

         The following example illustrates the expenses (including the sales load of $45 and estimated expenses of this offering of $2) that you would pay on a $1,000 investment in Common Shares, assuming (1) "Total Annual Expenses" of ____% of net assets attributable to Common Shares and (2) a 5% annual return*:

                                                      Cumulative Expenses Paid for the Period of:
                                                      -------------------------------------------
                                                      1 Year     3 Years     5 Years     10 Years
                                                      ------     -------     -------     --------
An investor would pay the following expenses
  on a $1,000 investment, assuming a 5% annual
  return throughout the periods.......................

---------

* The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund's actual rate of return may be higher or lower than the hypothetical 5% return shown in the example, which hypothetical return is required by applicable Securities and Exchange Commission regulations. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value.

                                    THE FUND

         Madison Strategic Sector Premium Fund (the "Fund") is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a statutory trust on February 4, 2005 pursuant to a Certificate of Trust and is governed by the laws of the State of Delaware. As a newly organized entity, the Fund has no operating history. Its principal office is located at 550 Science Drive, Madison, Illinois 53711, and its telephone number is (608) 274-0300. Madison Asset Management, LLC (the "Adviser") serves as the Fund's investment adviser and is responsible for the management of the Fund's portfolio of securities. Except as otherwise noted, all percentage limitations set forth in this Prospectus apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action.

                                USE OF PROCEEDS

         The net proceeds of the offering of Common Shares will be approximately $ ($ if the Underwriters exercise the over-allotment option in full) after payment of the estimated offering costs. The Fund will pay all of its offering costs up to $0.04 per Common Share, and the Adviser has agreed to pay (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load but including the partial reimbursement of the expenses of the underwriters) that exceed $0.04 per Common Share.

         The Fund will invest the net proceeds of the offering in accordance with its investment objectives and policies as stated below. It is currently anticipated that the Fund will be able to invest substantially all of the net proceeds in accordance with its investment objectives and policies within three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in U.S. government securities or high quality, short-term money market instruments.

                       INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives and Policies

         The Fund's primary investment objective is to provide a high level of current income and current gains, with a secondary objective of long-term capital appreciation. The Fund will pursue its investment objectives by investing in a portfolio consisting primarily of common stocks of large- and mid-capitalization issuers that are, in the view of the Adviser, selling at a reasonable price in relation to their long-term earnings growth rates. Under normal market conditions, the Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. There can be no assurance that the Fund will achieve its investment objectives.

         The Fund's investment objectives are considered fundamental and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. There can be no assurance that the Fund will achieve its investment objectives.

Portfolio Investment Parameters

         Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks, with a least 65% of its total assets invested in common stocks of large capitalization issuers that meet the Fund's selection criteria. The Fund may invest the remainder of its total assets in companies that meets the Fund's selection criteria but whose market capitalization is considered to be middle sized or "mid-cap." Common stocks are selected based on the Adviser's views on the company's ability to sustain future growth and on favorable "PEG" (its Price-Earnings Ratio (PE) divided by its perceived earnings Growth rate) ratios, financial strength and industry leadership. The Fund generally will invest in common stocks on which exchange-traded call options are currently available. Substantially all of the common stocks in the Fund's portfolio will be issued by U.S. companies, although the Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities of foreign issuers.

         The Fund considers a large capitalization issuer to be a company with market capitalization, at the time of the Fund's investment in such company's common stock, of $7 billion or greater. The Fund considers a mid-cap issuer to be a company with market capitalization, at the time of the Fund's investment in such company's common stock, of between $1 billion and $7 billion.

         The Fund will pursue its primary objective by employing an option strategy of writing covered call options on a substantial portion of the common stocks in the Fund's portfolio. The extent of option writing activity will depend upon market conditions and the Adviser's ongoing assessment of the attractiveness of writing call options on the Fund's stock holdings. Writing covered call options involves a tradeoff between the option premiums received and reduced participation in potential future stock price appreciation. Depending on the Adviser's evaluation, the Fund may write covered call options on varying percentages of the Fund's common stock holdings. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends.

         In addition to its covered call strategy the Fund may, to a lesser extent (not more than 20% of its total assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the Fund's portfolio. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizeable short-term or intermediate-term decline, the Fund may, to a limited extent (not more than 2% of the its total assets) purchase put options on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain ETFs (exchanged-traded funds) that trade like common stocks but represent such market indices. The Adviser may pursue this risk management strategy through covered put option collars, in which the Fund purchases a put option and simultaneously sells a put option on the same security at a different strike price.

         These policies may be changed by the Fund's Board of Trustees, but no change is anticipated. If the Fund's policies change, the Fund will provide shareholders at least 60 days' notice before implementation of the change.

Rationale for Investing in the Fund

         The Adviser believes that investment in high quality, financially strong growth stocks will provide attractive opportunities for investment appreciation. The Adviser seeks to identify such stocks by focusing, without limitation, on issuers that the Adviser believes have the following characteristics: (1) sustainable competitive advantages, (2) predictable and dependable cash flows, (3) high quality management teams, (4) solid balance sheets, (5) high return on equity and (6) high confidence in forward earnings growth rates.

         The Adviser also believes that a program of option writing will provide ongoing current returns through varying market conditions, which may provide a partial hedge to investors in downward-trending equity markets and may provide a steady return to investors. The Adviser also believes that the Fund's potential total return (from dividends, option writing income, realized capital gains and asset appreciation) in neutral to modestly rising market conditions can be both substantial and steady.

         Additionally, the Adviser believes that the Fund's strategy of writing covered call options on individual common stocks provides the Fund with an opportunity to receive higher option premiums as compared to a strategy of writing index call options (such as options on the S&P 500 or other index options) for similar time periods. The Adviser also believes that the Fund's strategy leads to an overall reduction in risk compared to a strategy of simply owning stocks in a portfolio.

Portfolio Contents

         Common Stocks. Common stocks represent the residual ownership interest in the issuer and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuer after all of its debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         The Adviser intends to focus the Fund's investments in those broad sectors of the economy that the Adviser believes provide superior opportunities to achieve the Fund's investment objectives through equity selection and application of the Fund's covered call option strategy. The Fund will not invest more than 35% of its total assets in the securities of issuers principally engaged in any single sector. In current market conditions, the Adviser initially intends to focus the Fund's investments in the following sectors:

         Technology. The technology sector may include, for example, companies involved in producing computers, software or information technology products and equipment or that rely extensively on technology, science or communications in their product development or operations.

         Financial Institutions. The financial institutions sector may include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, asset management companies and consumer and industrial finance companies.

         Medical and Pharmaceutical. The medical and pharmaceutical sector may include, for example, companies principally engaged in the development, production or distribution of products or services related to biotechnology, medical diagnostics, managed health care, medical equipment and supplies and pharmaceuticals.

         Consumer and Retail. The consumer and retail sector may include, for example, companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally and in merchandising finished goods and services primarily to individual consumers.

The Adviser will periodically reallocate the Fund's assets among sectors based on the Adviser's views regarding economic conditions, market conditions in both the equity and option markets and the risks relevant to each sector. As market conditions change, the Fund's portfolio may not necessarily be so composed of stocks in these sectors, but could be composed significantly of stocks of issuers in other sectors of the market.

         The Adviser seeks to invest in common stocks in which it has high confidence in their continuing earnings growth rate. The Adviser follows an investment style generally known as "GARP" (Growth-At-a-Reasonable-Price). The key analytical measure is a common stock's PEG ratio. For example, a stock selling at $30.00 per share, with expected earnings for the current year of $2.00 per share has a PE ratio of 15 ($30 divided by $2). If the Adviser expects earnings growth of 10% per year over the next five years, then the stock has a PEG ratio of 1.5. The Adviser believes that the average PEG ratio as of the date of this Prospectus for all the stocks included in the Standard & Poor's 500 is approximately 2.0. The Adviser intends to build an investment portfolio of common stocks with favorable value/growth relationships, with PEG ratios averaging less than the general stock market.

         After determining that a stock is reasonably priced in relation to its expected growth rate, the Adviser will look for companies with strong financial statements, relatively little debt, positive fundamental trends and industry leadership. In normal market conditions, the Adviser seeks companies whose growth rates, cash flows, and industry strength put them in a desirable position for superior long-term value and growth. The Adviser expects to hold between 40 and 60 stocks in the Fund's portfolio.

         Options--In General. The Fund will pursue its primary objective by employing an option strategy of writing covered call options on a substantial portion of the common stocks in the Fund's portfolio. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or "strike" price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Certain options, known as "American style" options may be exercised at any time during the term of the option. Other options, known as "European style" options, may be exercised only on the expiration date of the option. Since virtually all options on individual stocks trade American style, the Adviser believes that substantially all of the options written by the Fund will be American style options.

         The Fund will write call options and put options only if they are "covered." In the case of a call option on a common stock or other security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser (in accordance with procedures established by the Board of Trustees) in such amounts are segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser as described above. A put option on a security is "covered" if the Fund segregates assets determined to be liquid by the Adviser as described above equal to the exercise price. A put option is also covered if the Fund holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or
(ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser as described above.

         If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option when purchased. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. Net gains from the Fund's option strategy generally will be short-term capital gains which, for federal income tax purposes, will constitute net investment company income. See "Taxation."

         The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date. The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         Call Options and Covered Call Writing. The Fund will not purchase call options as an investment. It will follow a strategy known as "covered call option writing," which is a strategy designed to produce income and offset a portion of a market decline in the underlying common stock. This strategy will be the Fund's primary investment strategy. The Fund will only write options on common stocks held in the Fund's portfolio. It may not write "naked" call options, i.e. options representing more shares of the stock than are held in the portfolio.

         The standard contract size for a single option is 100 shares of the common stock. There are four items needed to identify any option: (1) the underlying security, (2) the expiration month, (3) the strike price and (4) the type (call or put). For example, ten XYZ Co. October 40 call options provide the right to purchase 1,000 shares of XYZ Co. on or before October 21, 2005 at $40 per share. A call option whose strike price is above the current price of the underlying stock is called "out-of-the-money." Most of the options that will be sold by the Fund are expected to be out-of-the-money, allowing for potential appreciation in addition to the proceeds from the sale of the option. An option whose strike price is below the current price of the underlying stock is called "in-the-money" and will be sold by the Fund as a defensive measure to protect against a possible decline in the underlying stock.

         The following is a conceptual example of a covered call transaction, making the following assumptions:

         -   a common stock currently trading at $37.15 per share

         - a 6-month call option is written with a strike price of $40 (i.e. 7.7% higher than the current market price

         - the writer receives $2.45 (or 6.6%) of the common stock's value as premium income.

         Under this scenario, before giving effect to any change in the price of the stock, the covered-call writer receives the premium, representing 6.6% of the common stock's value, regardless of the stock's performance over the 6-month period until option expiration. If the stock remains unchanged, the option will expire and there would be a 6.6% return for the 6-month period. If the stock were to decline in price by 6.6%, the strategy would "breakeven" thus offering no gain or loss. If the stock were to climb to a price of $40 or above, the option would be exercised and the stock would return 7.7% coupled with the option premium of 6.6% for a total return of 14.3%.

         Under this scenario, the investor would not benefit from any appreciation of the stock above $40, and thus be limited to a 14.3% total return. The premium income from writing the call option serves to offset some of the unrealized loss on the stock in the event that the price of the stock declines, but if the stock were to decline more than 6.6% under this scenario, the investor's downside protection is eliminated and the stock could eventually become worthless.

         This example is not meant to represent the performance of any actual common stock, option contract or the Fund itself.

         For conventional listed call options, the option's expiration date can be up to nine months from the date the call options are first listed for trading. Longer-term call options can have expiration dates up to three years from the date of listing. The Fund's covered call strategy typically involves writing longer-term call options with expiration dates six to twelve months from the date of listing, although the Fund may write call options with shorter and longer terms. It is anticipated that most options that are written against Fund stock holdings will be repurchased prior to the option's expiration date, generating a gain or loss in the options. If the options were not to be repurchased, the option holder would exercise their rights and buy the stock from the Fund at the strike price if the stock traded at a higher price than the strike price. In general, the Fund intends to continue to hold its common stocks rather than allowing them to be called away by the option holders.

         Option contracts are originated and standardized by an independent entity called the Options Clearing Corporation ("OCC"). Currently, options are available on over 2,300 stocks with new listings added periodically. The Fund will write call options that are generally issued, guaranteed and cleared by the OCC. Listed call options are traded on the American Stock Exchange, Chicago Board Options Exchange, International Securities Exchange, NYSE, Pacific Stock Exchange, Philadelphia Stock Exchange or various other U.S. options exchanges. The Fund's Investment Manager believes that there exists a large trading volume of options, easily sufficient to fulfill the Fund's option requirements to fully implement its strategies.

         Put options. Put options are contracts that give the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. To a limited extent, not more than 20% of the Fund's total assets, the Fund may utilize a strategy in which it will own shares of a common stock, write call options and write put options. This strategy may produce a considerably higher return than the Fund's primary strategy of covered call writing, but involves a higher degree of risk and potential volatility. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizeable short-term or intermediate-term decline, the Fund may, to a limited extent (not more than 2% of the its total assets) purchase put options on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain ETFs that trade like common stocks but represent such market indices.

         The Adviser may pursue this risk management strategy through covered put option collars, in which the Fund purchases a put option and simultaneously sells a put option on the same security at a different strike price. The put option collars in which the Fund will invest are sometimes referred to as debit spreads and credit spreads. When the Fund engages in debit spreads the Fund will pay a higher premium for the put option it purchases than it receives for the put option it writes. In so doing, the Fund hopes to realize income and gains from favorable market price movements in relation to the exercise price of the option it holds. The Fund's maximum potential profit would be equal to the difference between the two exercise prices, less the net premium paid. When the Fund engages in credit spreads the Fund will receive more in premiums for the option it writes than it will pay for the option it purchases. In so doing, the Fund hopes to realize income and gains in the form of premiums. The Fund's maximum potential profit would be equal to the net premium received for the spread. The Fund's maximum potential loss would be limited to the difference between the two exercise prices, less the net premium received.

         Diversification Requirements. The Fund may invest no more than 4% of the Fund's total assets, at time of purchase, in any one common stock. The Fund may, in addition to pursuing its covered call option strategy on common stocks in its portfolio, write put options on such common stocks representing to 2% of the Fund's total assets, at time of purchase, on any one common stock.

         Foreign Securities. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities of foreign issuers. The Fund expects that its investments in foreign securities will consist primarily of sponsored American Depositary Receipts ("ADRs"). ADRs are receipts issued by United States banks or trust companies in respect of securities of foreign issuers held on deposit for use in the United States securities markets. Although ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities.

         Other Income Producing Strategies. The Fund may invest up to 20% of its total assets in other income-producing strategies, including investment grade debt securities, preferred stock, and convertible securities.

         Investment Grade Debt Securities. The Fund may invest in investment grade bonds of varying maturities issued by corporations and other business entities. The Fund considers debt securities to be investment grade if, at the time of acquisition, such debt securities are rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by Standard & Poor's Rating Service ("S&P"), comparably rated by another statistical rating organization, or, if unrated, determined by the Adviser to be of comparable credit quality. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are "perpetual" in that they have no maturity date. Information on the ratings of investment grade and other fixed income securities is included in the Statement of Additional Information under "Appendix A--Ratings of Investments."

         Preferred Stocks. Preferred stock has a preference over common stock in liquidation (and generally as to dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. The market value of preferred stock will also generally reflect whether (and if so when) the issuer may force holders to sell their preferred shares back to the issuer and whether (and if so when) the holders may force the issuer to buy back their preferred shares. Generally, the right of the issuer to repurchase the preferred stock tends to reduce any premium at which the preferred stock might otherwise trade due to interest rate or credit factors, while the right of the holders to require the issuer to repurchase the preferred stock tends to reduce any discount at which the preferred stock might otherwise trade due to interest rate or credit factors. In addition, some preferred stocks are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. There is no assurance that dividends or distributions on non-cumulative preferred stocks in which the Fund invests will be declared or otherwise paid.

         The Adviser believes that preferred stock of certain companies offers the opportunity for capital appreciation as well as periodic income. This may be particularly true in the case of companies that have performed below expectations. If a company's performance has been poor enough, its preferred stock may trade more like common stock than like other fixed income securities, which may result in above average appreciation if the company's performance improves.

         Convertible Securities. A convertible security is a preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Temporary Investments

         During unusual market circumstances, the Fund may temporarily invest a substantial portion of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objectives. In moving to a substantial temporary investments position and in transitioning from such a position back into full conformity with the Fund's normal investment objectives and policies, the Fund may incur transaction costs that would not be incurred if the Fund had remained fully invested in accordance with such normal policies. The transition to and back from a substantial temporary investments position may also result in the Fund having to sell common stocks and/or close out options positions and then later purchase common stocks and open new options positions in circumstances that might not otherwise be optimal. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations.

Certain Other Investment Practices

         When Issued, Delayed Delivery Securities and Forward Commitments. The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

         Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

         Repurchase Agreements. Repurchase agreements may be seen as loans by the Fund collateralized by underlying debt securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time. This arrangement results in a fixed rate of return to the Fund that is not subject to market fluctuations during the holding period. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which it seeks to assert these rights. The Adviser, acting under the supervision of the Board of Trustees of the Fund, reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level. The Fund will not enter into repurchase agreements with the Investment Adviser, the Adviser or any of their affiliates.

         Other Investment Companies. The Fund may invest up to 10% of the Fund's total assets in securities of other open- or closed-end investment companies that invest primarily in securities of the types in which the Fund may invest directly. The Fund expects that these investments will primarily be in ETFs. In addition, to seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizeable short-term or intermediate-term decline, the Fund may purchase put options or put option debit spreads (where another put option at a lower strike price is sold to offset the cost of the first put option) on certain ETFs that trade like common stocks but represent certain market indices such as the Nasdaq 100 or S&P 500 that correlate with the mix of common stocks held in the Fund's portfolio. The Adviser generally expects that it may invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds from this offering of Common Shares or during periods when there is a shortage of attractive securities available in the market. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment management fees with respect to the assets so invested. Holders of Common Shares ("Common Shareholders") would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described in this Prospectus. As described in the section entitled "Risks," the net asset value and market value of leveraged shares will be more volatile and the yield to holders of common stock in such leveraged investment companies will tend to fluctuate more than the yield generated by unleveraged shares.

         Restricted and Illiquid Securities. Although the Fund does not anticipate doing so to any significant extent, the Fund may invest in securities for which there is no readily available trading market or that are otherwise illiquid. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the Adviser pursuant to procedures adopted by the Fund's Board of Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

         It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

         Loans of Portfolio Securities. To seek to increase income, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (i) the loan is collateralized in accordance with applicable regulatory requirements and (ii) no loan will cause the value of all loaned securities to exceed 33% of the value of the Fund's total assets.

         If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. There can be no assurance that borrowers will not fail financially. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund. If the other party to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund would suffer a loss. See "Investment Objectives and Policies -- Loans of Portfolio Securities" in the Fund's Statement of Additional Information.

         Financial Leverage. The Fund is authorized to utilize leverage through the use of bank lines of credit or other borrowing, the issuance of debt securities and/or the issuance of preferred shares. The Fund may also borrow or issue debt securities for temporary purposes such as settlement of transactions. Any such financial leverage would be limited to an amount up to 20% of the Fund's total assets (including the proceeds of such financial leverage). Although there is no current expectation that the Fund will utilize financial leverage, the Fund may utilize financial leverage in the future in connection with the Fund's covered call option strategy during periods in which the Adviser believes that the interest and other costs of financial leverage are likely to be less than the expected returns on the portfolio assets acquired with the proceeds of such financial leverage. If financial leverage is utilized, there is no guarantee that it will be successful in enhancing the level of the Fund's current income.

         Strategic Transactions and Derivatives. In addition to the option strategies described above under "--Portfolio Contents," the Fund is authorized, but does not currently expect, to utilize certain strategies for purposes such as seeking to hedge various market risks inherent in the Fund's portfolio, to manage the effective maturity or duration of income-producing securities in the Fund's portfolio or in connection with the Fund's utilization of financial leverage. These strategies may be executed through the use of derivative contracts. In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. In addition to the risks desribed in this Prospectus with respect to the Fund's option strategies, such Strategic Transactions entail certain execution, market, liquidity, hedging and tax risks. Participation in the derivatives or futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies. To the extent that the Fund were to engage in over-the-counter derivatives transactions, the Fund would be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. For a more complete discussion of the Fund's investment practices involving Strategic Transactions in derivatives and certain other investment techniques, see "Investment Objectives and Policies- Derivative Instruments" in the Fund's Statement of Additional Information.

Portfolio Turnover

         The Fund will buy and sell securities to seek to accomplish its investment objectives. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions and other transaction costs on the sale of securities and reinvestment in other securities. Higher portfolio turnover may decrease the after-tax return to Common Shareholders to the extent it results in a decrease of the long-term capital gains portion of distributions to Common Shareholders. Although the Fund cannot accurately predict its portfolio turnover rate, under normal market conditions it expects to maintain relatively low core turnover of its stock portfolio, not considering purchases and sales of stock and options in connection with the Fund's options program. On an overall basis, the Fund's annual turnover rate may exceed 100%. A high turnover rate (100% or more) necessarily involves greater trading costs to the Fund and may result in greater realization of taxable capital gains.

Investment Restrictions

         The Fund has adopted certain other investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares, as defined in the 1940 Act, (and Preferred shares, if any, voting together as a single class). See "Investment Restrictions" in the Statement of Additional Information for a complete list of the fundamental investment policies of the Fund. Should the Fund decide to utilize financial leverage in the future, it may become subject to rating agency guidelines that are more limiting than its fundamental investment restrictions in order to obtain and maintain a desired rating on the financial leverage.

                                     RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the Fund.

No Operating History

         The Fund is a newly organized, diversified, closed-end management investment company with no operating history.

Not a Complete Investment Program

         The Fund is intended for investors seeking a high level of current income and capital appreciation over the long term. The Fund is not meant to provide a vehicle for those who wish to play short-term swings in the stock market. An investment in the Common Shares of the Fund should not be considered a complete investment program. Each Common Shareholder should take into account the Fund's investment objectives as well as the Common Shareholder's other investments when considering an investment in the Fund.

Investment and Market Risk

         An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         An investment in the Fund's Common Shares represents an indirect investment in the securities owned by the Fund, a majority of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund distributions.

Equity Risk

         A principal risk of investing in the Fund is equity risk, which is the risk that the securities held by the Fund will fluctuate in value due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. Stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock in which the Fund will invest is structurally subordinated to preferred stock, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock of an issuer held by the Fund. Also, the price of common stock of an issuer is sensitive to general movements in the stock market. A drop in the stock market may depress the price of most or all of the common stocks held by the Fund.

Risks Associated with Options on Securities

         There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked to market daily and their value will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Fund's capital appreciation potential on the underlying security.

         When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

         To the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to the following additional risks. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

         In addition to the option strategies described above, the Fund is authorized, but does not currently expect, to utilize certain strategies using derivative instruments other than options (such as futures contracts and swap contracts) for purposes such as seeking to hedge various market risks inherent in the Fund's portfolio, to manage the effective maturity or duration of income-producing securities in the Fund's portfolio or in connection with the Fund's utilization of financial leverage. In addition to the risks desribed above with respect to the Fund's option strategies, such strategies and transactions in other derivative instruments entail certain execution, market, liquidity, hedging and tax risks. See "Investment Objectives and Policies" in the Fund's Statement of Additional Information.

Limitation on Option Writing Risk

         The number of call options the Fund can write is limited by the number of shares of common stock the Fund holds, and further limited by the fact that call options represent 100 share lots of the underlying common stock. The Fund will not write "naked" or uncovered call options. Furthermore, the Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Manager. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks of Mid-Cap Companies

         The Fund may invest in companies that meet the Fund's growth and value criteria and whose market capitalization is considered middle sized or "mid-cap." Mid-cap companies often are newer or less established companies than larger capitalization companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of mid-cap companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Sector Concentration Risk

         The Adviser intends to focus the Fund's investments in those broad sectors of the economy that the Adviser believes provide superior opportunities to achieve the Fund's investment objectives. To the extent that the Fund makes substantial investments in any single sector Fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors. The Fund currently intends to make significant investments in common stocks of companies operating in the technology sector, the financial institutions sector, the medical and pharmaceutical sector and the consumer and retail sector. The Adviser will periodically reallocate the Fund's assets among sectors based on the Advisers views regarding economic conditions, market conditions in both the equity and option markets and the risks relevant to each sector. As market conditions change, the Fund's portfolio may not necessarily be so composed of stocks in these sectors, but could be composed significantly of stocks of issuers in other sectors of the market. The Fund will not invest more than 35% of its Managed Assets in the securities of issuers principally engaged in any single sector.

         Technology. Common stocks of companies operating in the technology sector may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources, and the management of such companies may be more dependent upon one or a few key people.

         Financial Institutions. The industries within the financial institutions sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial institutions industries. Insurance companies can be subject to severe price competition. The financial institutions industries are currently undergoing relatively rapid change as existing distinctions between financial institutions segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership.

         Medical and Pharmaceutical. Industries within the medical and pharmaceutical sector are subject to substantial government regulation. Changes in governmental regulations and policies may have a material effect on the demand for particular medical and pharmaceutical products and services. Regulatory approvals (often entailing lengthy application and testing procedures) are also generally required before new drugs and certain medical devices and procedures may be introduced. Many of the products and services of companies engaged in the medical and pharmaceutical sector are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, such products are subject to risks such as the appearance of toxic effects following commercial introduction and manufacturing difficulties. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies.

         Consumer and Retail. Industries within the consumer and retail sector can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, intense competition and changes in demographics and consumer tastes.

Income and Fund Distribution Risk

         The income Common Shareholders receive from the Fund is based primarily on the premiums it receives from writing options and the dividends and interest it earns from its investments. Net option premiums and dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short- and long-term. If stock prices or stock price volatility declines, the level of premiums from options writing and the amounts available for distribution from options activity will likely decrease as well. Payments to purchase put options and to close written call options will reduce amounts available for distribution from call option premiums received and proceeds of closing put options. Dividends on common stocks are not fixed but are declared at the discretion of the issuer's board of directors. There is no guarantee that the issuers of common stock in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. Dividends on any preferred stock in which the Fund may invest are not guaranteed and certain issues of preferred stock held by the Fund may be called by the issuer.

Foreign Securities Risk

         The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities of foreign issuers. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.

         There may be less publicly available information about a foreign company than a U.S. company. Foreign securities markets may have substantially less volume than U.S. securities markets and some foreign company securities are less liquid than securities of otherwise comparable U.S. companies. Foreign markets also have different clearance and settlement procedures that could cause the Fund to encounter difficulties in purchasing and selling securities on such markets and may result in the Fund missing attractive investment opportunities or experiencing loss. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

         The Fund expects that its investments in foreign securities will primarily consist of sponsored ADRs. ADRs are receipts issued by United States banks or trust companies in respect of securities of foreign issuers held on deposit for use in the United States securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Market Discount Risk

         Whether investors will realize gains or losses upon the sale of Common Shares of the Fund will depend upon the market price of the Common Shares at the time of sale, which may be less or more than the Fund's net asset value per share. Since the market price of the Common Shares will be affected by such factors as the relative demand for and supply of the shares in the market, general market and economic conditions and other factors beyond the control of the Fund, we cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the public offering price. Shares of closed-end funds often trade at a discount to their net asset values and the Fund's Common Shares may trade at such a discount. This risk may be greater for investors expecting to sell their Common Shares of the Fund soon after completion of the public offering. The Common Shares of the Fund were designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

Other Investment Companies Risks

          The Fund may invest up to 10% of its total assets in securities of other open- or closed-end investment companies, including ETFs, that invest primarily in securities of the types in which the Fund may invest directly. The Fund expects that these investments will be primarily in ETFs. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment management fees with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described in this prospectus.

Financial Leverage Risk

         The Fund is authorized to utilize leverage through the use of bank lines of credit or other borrowing, the issuance of debt securities and/or the issuance of preferred shares. The Fund may also borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. Any such financial leverage would be limited to an amount up to 20% of the Fund's total assets (including the proceeds of such financial leverage). Although there is no current expectation that the Fund will utilize financial leverage, the Fund may utilize financial leverage in the future in connection with the Fund's covered call option strategy during periods in which the Adviser believes that the interest and other costs of financial leverage are likely to be less than the expected returns on the portfolio assets acquired with the proceeds of such financial leverage. Although the use of any financial leverage by the Fund may create an opportunity for increased net income, gains and capital appreciation for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with financial leverage proceeds are greater than the cost of financial leverage, the Fund's return will be greater than if financial leverage had not been used. Conversely, if the income or gain from the securities purchased with such proceeds does not cover the cost of financial leverage, the return to the Fund will be less than if financial leverage had not been used. Financial leverage also increases the likelihood of greater volatility of net asset value and market price of and dividends on the Common Shares than a comparable portfolio without leverage. During any time in which the Fund utilizes financial leverage, the amount of fees paid to the Investment Adviser and to the Adviser for advisory and management services would be higher than if the Fund did not utilize financial leverage because the fees payable under the investment advisory agreement are based on the Fund's Managed Assets, which include the assets attributable to any financial leverage.

Management Risk

         The Fund is subject to management risk because it is an actively managed portfolio. In acting as the Fund's Adviser of its portfolio securities, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Tax Risk

         Call option premiums received by the Fund will be recognized upon exercise, lapse or other disposition of the option and generally will be treated by the Fund as short-term capital gain or loss. Some of the call options and other devices employed by the Fund reduce risk to the Fund by substantially diminishing its risk of loss in offsetting positions in substantially similar or related property, thereby giving rise to "straddles" under the federal income tax rules. The straddle rules require the Fund to defer certain losses on positions within a straddle, and terminate or suspend the holding period for certain securities in which the fund does not yet have a long-term holding period or has not yet satisfied the holding period required for qualified dividend income. Thus, the Fund cannot assure you as to any level of regular quarterly net investment income (income other than net long-term capital gain) that will be treated as ordinary income, cannot assure you as to any level of capital gains distributions and cannot assure you assure you as to any ratio of regular quarterly distributions to capital gain distributions. In addition, certain of the Fund's call writing activities may affect the character, timing and recognition of income and could cause the Fund to liquidate other investments in order to satisfy its distributions requirements. See "Taxation."

Risks Related to Other Income-Producing Strategies

         The Fund may invest up to 20% of its total assets in other income-producing strategies, including investment grade debt securities, preferred stock, and convertible securities.

         Interest Rate Risk. Interest rate risk is the risk that fixed-income securities such as preferred and debt securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund's investment in such securities means that the net asset value and market price of Common Shares will tend to decline if market interest rates rise.

         During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Preferred and debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the security at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

         Risks Related to Preferred Securities. There are special risks associated with investing in preferred securities, including:

     o Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes prior to the actual receipt of such income.

     o Non-Cumulative Dividends. Some preferred stocks are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative preferred stock held by the Fund determine not to pay dividends on such stock, the amount of dividends the Fund pays may be adversely affected. There is no assurance that dividends or distributions on non-cumulative preferred stocks in which the Fund invests will be declared or otherwise made payable.

     o Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

     o Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

     o Limited Voting Rights. Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may have the right to elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

     o Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

         Convertible Securities Risks. Convertible securities generally pay lower rates of interest or have lower dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of an issuer's equity securities exceeds the conversion price of the issuer's securities convertible into such equity securities, the convertible securities tend to reflect the market price of the issuer's equity securities. As the market price of the issuer's underlying equity securities decline, the convertible securities tend to trade increasingly on a yield basis and thus may not decline in price to the same extent as the equity securities.

Inflation Risk

         Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's shares and distributions thereon can decline. In addition, during any periods of rising inflation, short-term financing rates in connection with any financial leverage the Fund may have issued would likely increase, which would tend to further reduce returns to Common Shareholders.

Illiquid Securities Risk

         Although the Fund does not anticipate doing so to any significant extent, the Fund may invest in unregistered and otherwise illiquid investments. Unregistered securities are securities that cannot be sold publicly in the United States without registration under the Securities Act of 1933. Unregistered securities generally can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities Act. Considerable delay could be encountered in either event and, unless otherwise contractually provided for, the Fund's proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund's inability to realize a favorable price upon disposition of unregistered securities, and at times might make disposition of such securities impossible.

Market Disruption Risk

         As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. Securities Markets were closed for a four-day period. These terrorists attacks, the war in Iraq and its aftermath and other geopolitical events have led to, and may in the future lead to, increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Similar events in the future or other disruptions of financial markets could affect interest rates, securities exchanges, auctions, secondary trading, rating, credit risk, inflation and other factors relating to the Common Shares.

Anti-takeover Provisions

         The Fund's Governing Documents include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. See "Anti-takeover and Other Provisions in the Fund's Governing Documents."

                             MANAGEMENT OF THE FUND

Trustees and Officers

         The Board of Trustees is broadly responsible for the management of the Fund, including general supervision of the duties performed by the Adviser. The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

The Adviser

         Madison Asset Management, LLC acts as the Fund's Adviser pursuant to an investment advisory management agreement between the Fund and the Adviser (the "Advisory Agreement"). Madison Asset Management, LLC is a wholly owned subsidiary of Madison Investment Advisors, Inc. which was founded in 1974 by Frank Burgess. The Adviser is a Wisconsin limited liability company with principal offices at 550 Science Drive, Madison, Wisconsin 53711. Madison Asset Management, LLC shares its personnel and resources with its parent and, unless otherwise stated, references herein to the Adviser are, collectively, to Madison Asset Management, LLC and Madison Investment Advisors, Inc. Madison Asset Management, LLC and Madison Investment Advisors, Inc. also operate through their affiliates, Madison Scottsdale, LC in Scottsdale, Arizona and Concord Asset Management, LLC in Chicago, Illinois and manage investment companies through its Mosaic family of twelve mutual funds. Madison Investment Advisors, Inc. is an independent company that is owned by 26 of its officers and employees and an employee stock ownership plan (ESOP). The Adviser and its affiliated group act as investment advisers for one other closed-end investment company, individuals, corporations, pension funds, endowments, insurance companies and mutual funds with assets under management exceeding $10.8 billion as of December 31, 2004.

         Pursuant to the Advisory Agreement, the Adviser, under the supervision of the Fund's Board of Trustees, provides a continuous investment program for the Fund's portfolio; provides investment research and makes and executes recommendations for the purchase and sale of securities. The Adviser also furnishes offices, necessary facilities and equipment, provides provides personnel, and pays the compensation of all officers and trustees of the Fund who are its affiliates. The Adviser also performs certain accounting and other administrative services to the Fund, pursuant to an [Accounting Services Agreement] pursuant to which the Adviser provides personnel, including certain officers required for administrative management, and for which the Adviser receives a fee in addition to the fees payable pursuant to the Advisory Agreement.

         Frank E. Burgess, CEO and founder of the Adviser, will have primary responsibility over the management of the Fund's portfolio and selection of its investments. Mr. Burgess began his career in 1967 and has served as the chairman and chief investment officer of the Adviser since its inception. The investment team that will participate in the management of the Fund include Jay Sekelsky, a principal and lead equity manager, and equity analysts Richard Eisinger, David Halford, Matthew Hayner and Steve Share, and by portfolio managers Katherine Frank and Ray DiBernardo.

         The Adviser has retained option investment expert, Richard Lehman of Lehman Investment Advisory, as consultant-advisor, to provide research on covered call options writing opportunities and strategies and analyze the Fund's overall risk posture for the Advisor and the Trustees. Mr. Lehman is the author of an important recent book on options strategies, New Insights on Covered Call Writing through Bloomberg Press. The Adviser, out of its own assets, will provide compensation to Mr. Lehman.

Advisory Agreement

         Pursuant to the Advisory Agreement between the Adviser and the Fund, the Fund has agreed to pay the Adviser an annual advisory fee, payable on a monthly basis, according to the following schedule:

         Average Daily Managed Assets                               Advisory Fee
         ----------------------------                               ------------

         Up to $500 million ........................................  [0.80]%
         Over $500 million .........................................  [0.60]%

         "Managed Assets" of the Fund means the total assets of the Fund, including assets attributable to the proceeds from any financial leverage, minus liabilities, other than liabilities related to any financial leverage.

         In addition to the fees of the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Adviser), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of issuing any financial leverage, expenses of preparing, printing and distributing prospectuses, stockholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

         Because the fees received by the Adviser are based on the Managed Assets of the Fund (including assets represented by the proceeds of any financial leverage), the Adviser has a financial incentive for the Fund to utilize financial leverage, which may create a conflict of interest between the Adviser, on the one hand, and the holders of the Fund's Common Shares. Because holders of the Fund's preferred shares or its borrowings receive a specified rate of return, the Fund's investment management fees and other expenses, including expenses incurred in the issuance of any financial leverage, are paid only by the Common Shareholders.

                                NET ASSET VALUE

         The net asset value of the Common Shares is calculated by subtracting the Fund's total liabilities (including from borrowings) and the liquidation preference of any outstanding preferred shares from total assets (the market value of the securities the Fund holds plus cash and other assets). The per share net asset value is calculated by dividing its net asset value by the number of Common Shares outstanding and rounding the result to the nearest full cent. The Fund calculates its net asset value every day on which the New York Stock Exchange is open. Generally, securities in the Fund's portfolio are valued as of the close of regular trading on the principal exchange on which they are traded, or otherwise as of the close of regular trading on the New York Stock Exchange, usually 4 p.m. Eastern time. Information that becomes known to the Fund or its agent after the Fund's net asset value has been calculated on a particular day will not be used to retroactively adjust the price of a security or the Fund's net asset value determined earlier that day.

         The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on such exchange on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values exchange-traded options and other derivative contracts at the mean of the best bid and asked prices at the close on those exchanges on which they are traded. Debt securities are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Trustees of the Fund believe accurately reflects fair value.

         When the Fund writes a call or put option, it records the premium received as an asset and equivalent liability, and thereafter, adjusts the liability to the market value of the option determined in accordance with the preceding paragraph.

         The Fund values certain of its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Board of Trustees believes accurately reflects fair value. The Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

         If the Adviser believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Trustees of the Fund believe accurately reflects fair value.

         Any swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

                                 DISTRIBUTIONS

         Commencing with the Fund's first distribution, the Fund intends to make regular monthly distributions to Common Shareholders based upon the Fund's projected annual cash available from option premiums and dividends. For distribution purposes, "cash available from option premiums and dividends" will consist of the total proceeds of options sales plus dividends and interest received, less amounts paid to purchase options and Fund expenses. The Fund's distribution rate may be adjusted from time-to-time. The Board may modify this distribution policy at any time without obtaining the approval of Common Shareholders.

         The Fund's annual cash available from options premiums and dividends will likely differ from annual net investment income. The investment income of the Fund will consist of all dividend and interest income accrued on portfolio investments, short-term capital gain (including short-term gains on terminated option positions and gains on the sale of portfolio investments held for one year or less) in excess of long-term capital loss and income from certain hedging transactions, less all expenses of the Fund. Expenses of the Fund will be accrued each day. Over time, all of the Fund's investment company taxable income will be distributed. In addition, at least annually, the Fund intends to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss). To the extent that that Fund's net investment income and net capital gain for any year exceed the total monthly distributions paid during the year, the Fund will make a special distribution at or near year-end of such excess amount as may be required. If the Fund's total monthly distributions in any year exceed the amount of its net investment income and net capital gain for the year, any such excess would be characterized as a return of capital.

         Under the Investment Company Act of 1940, as amended (the "1940 Act"), for any distribution that includes amounts from sources other than net income, the Fund is required to provide Common Shareholders a written statement regarding the components of such distribution. However, the ultimate tax characterization of the Fund's distributions made in a calendar year may not finally be determined until the end of that calendar year. For example, the Fund may distribute income early in the calendar year that would initially be characterized as being taxable as short-term capital gains, but it could incur net short-term capital losses later in the year, thereby offsetting the income taxable as short-term capital gains for which distributions have already been made by the Fund. In addition, due to the delayed timing of recognition of gains from terminated or expired option positions, distributions that would initially be characterized as a return of capital may be treated as income distributions at the end of the taxable year in which such distributions were made. Such recharacterizations may be more likely in connection with the initial monthly distributions from the Fund, during the period in which the Fund is initially implementing its covered call option strategy.

         The Fund expects to declare its initial monthly Common Share distribution approximately 45 days, and to pay that distribution approximately 60 to 90 days, from the completion of this offering, depending on market conditions.

                      AUTOMATIC DIVIDEND REINVESTMENT PLAN

         Under the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), a shareholder whose Common Shares are registered in his or her own name will have all distributions reinvested automatically by [Plan Agent], which is agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to Common Shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional Common Shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Shares registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by [Dividend Disbursing Agent] as dividend disbursing agent.

         Under the Plan, whenever the market price of the Common Shares is equal to or exceeds net asset value at the time Common Shares are valued for purposes of determining the number of Common Shares equivalent to the cash dividend or capital gains distribution, participants in the Plan are issued new Common Shares from the Fund, valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then-current market price of the Common Shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, the Plan agent will buy the Common Shares for such Plan in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts, except that the Plan agent will endeavor to terminate purchases in the open market and cause the Fund to issue Common Shares at the greater of net asset value or 95% of market value if, following the commencement of such purchases, the market value of the Common Shares exceeds net asset value. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan agent will buy the Common Shares for such Plan in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts.

         There is no charge from the Fund for reinvestment of dividends or distributions in Common Shares pursuant to the dividend reinvestment Plan. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan agent when it makes open-market purchases.

         The automatic reinvestment of distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such distributions. See "Taxation"

         The Plan agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Common Shares in the account of each Plan participant will be held by the Plan agent in noncertificated form in the name of the participant.

         In the case of Common Shareholders such as banks, brokers or nominees, which hold Common Shares for others who are the beneficial owners, the Plan agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who participate in the Plan.

         Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate its Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of such Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan agent on at least 90 days written notice to the participants in such Plan.

         Participants may withdraw from the Plan at any time by giving written notice to the Plan agent. If a participant withdraws or the Plan is terminated, participants will receive whole shares in their account under the Plan and will receive a cash payment for any fraction of a share in their accounts. If participants wish, the Plan agent will sell their shares and send them the proceeds, minus brokerage commissions and a service fee.

         All correspondence concerning the Plan should be directed to [Plan Agent], Phone Number [ ].

                           DESCRIPTION OF THE SHARES

Common Shares

         The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of February 4, 2005. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.01 per share. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the Board of Trustees shall have the power to cause shareholders to pay expenses of the Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of common shares owned by each respective shareholder.

         If the Fund issues and has preferred shares outstanding, the Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to Preferred shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred shares have been met. See "--Preferred shares" below. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares.

         The Fund has no present intention of offering any additional Common Shares. Any additional offerings of Common Shares will require approval by the Fund's Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which generally provides that Common Shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of Common Shares or with the consent of a majority of the Fund's outstanding voting securities.

         The Common Shares of the Fund are expected to be listed on the [New York/American] Stock Exchange under the symbol "[ ]."

         The Fund's net asset value per share generally increases and decreases based on the market value of the Fund's securities, and these changes are likely to be greater because the Fund intends to have a leveraged capital structure. Net asset value will be reduced immediately following the offering of Common Shares by the amount of the sales load and organization and offering expenses paid by the Fund. See "Use of Proceeds."

         Voting Rights. Until any Preferred Shares are issued, holders of the Fund's Common Shares will vote as a single class to elect the Fund's Board of Trustees and on additional matters with respect to which the 1940 Act mandates a vote of the Fund's shareholders. If Preferred Shares are issued, holders of Preferred Shares will have the right to elect two of the Fund's Trustees, and will have certain other voting rights. See "Description of the Shares - Preferred Shares" and "Anti-Takeover Provisions in the Fund's Governing Documents."

         Book-Entry. The Common Shares will initially be held in the name of [Nominee], as nominee for DTC. The Fund will treat [Nominee] as the holder of record of the Common Shares for all purposes. In accordance with the procedures of DTC, however, purchasers of Common Shares will be deemed the beneficial owners of Common Shares purchased for purposes of dividends, voting and liquidation rights. Purchasers of Common Shares may obtain registered certificates by contacting the Transfer Agent.

Preferred Shares

         The Fund's Governing Documents provide that the Fund's Board of Trustees may authorize and issue preferred shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the holders of the Common Shares. The Fund has no current intention to issue preferred shares. Common Shareholders have no preemptive right to purchase any preferred shares that might be issued. Any such offering of preferred shares together with any other financial leverage used by the Fund would be limited to 20% of the Fund's total assets (including the proceeds from such financial leverage).

         The Board of Trustees reserves the right to change the foregoing percentage limitation and may issue preferred shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding preferred shares to 50% of the value of the Fund's total assets less liabilities and indebtedness of the Fund. Although the terms of any preferred shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Governing Documents, it is likely that any preferred shares issued by the Fund will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. Any preferred shares issued by the Fund would have special voting rights and a liquidation preference over the common shares.

Borrowings

         The Fund is permitted, without prior approval of the Common Shareholders, to borrow money. Any such borrowing together with any other financial leverage used by the Fund would be limited to 20% of the Fund's total assets (including the proceeds from such financial leverage). The Board of Trustees reserves the right to change the foregoing percentage limitation and may utilize borrowings and other forms of financial leverage to the extent permitted by the 1940 Act. Although there is no current expectation that the Fund will utilize financial leverage through borrowings, the Fund may utilize borrowings in the future in connection with the Fund's covered call option strategy during periods in which the Adviser believes that the interest and other costs of borrowings are likely to be less than the expected returns on the portfolio assets acquired with the proceeds of such borrowings. The Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Fund's assets as security. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.

         Limitations. Borrowings by the Fund are subject to certain limitations under the 1940 Act, including the amount of asset coverage required. In addition, agreements related to the Borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act. See "Use of Financial Leverage" and "Risks--Financial Leverage Risk."

         Distribution Preference. The rights of lenders to the Fund to receive interest on, and repayment of, principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

         Voting Rights. The 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on, or repayment of, principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Internal Revenue Code, the Fund, subject to its ability to liquidate its relatively illiquid portfolio, intends to repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

                   ANTI-TAKEOVER AND OTHER PROVISIONS IN THE
                           FUND'S GOVERNING DOCUMENTS

         The Fund presently has provisions in its Governing Documents which could have the effect of limiting, in each case, (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions, or (iii) the ability of the Fund's trustees or shareholders to amend the Governing Documents or effectuate changes in the Fund's management. These provisions of the Governing Documents of the Fund may be regarded as "anti-takeover" provisions. The Board of Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A trustee may be removed from office by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective trustee.

         In addition, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Fund's Board of Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class or series of shares of beneficial interest of the Fund.

         The 5% holder transactions subject to these special approval requirements are:

         o the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder;

         o the issuance of any securities of the Fund to any Principal Shareholder for cash (other than pursuant of any automatic dividend reinvestment plan);

         o the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or

         o the sale, lease or exchange to the Fund or any subsidiary of the Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

         To convert the Fund to an open-end investment company, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of the Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. The foregoing vote would satisfy a separate requirement in the 1940 Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Fund to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders.

         To liquidate the Fund, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, unless such liquidation has been approved by at least 80% of trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required.

         For the purposes of calculating "a majority of the outstanding voting securities" under the Fund's Agreement and Declaration of Trust, each class and series of the Fund shall vote together as a single class, except to the extent required by the 1940 Act or the Fund's Agreement and Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

         The Board of Trustees has determined that provisions with respect to the Board of Trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interest of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions. See "Additional Information."

                           CLOSED-END FUND STRUCTURE

         Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

         However, shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objectives and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end investment company. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company.

            REPURCHASE OF COMMON SHARES; CONVERSION TO OPEN-END FUND

Repurchase of Common Shares and Tender Offers

         In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees, in consultation with the Investment Adviser and the Adviser, from time to time will review possible actions to reduce any such discount. The Board of Trustees of the Fund may consider on a quarterly basis the commencement of open market repurchases of and/or tender offers for the Common Shares to seek to reduce any significant market discount (e.g., 10% or more) from net asset value that may develop and continue for a significant period of time (e.g., 12 weeks or more). After any consideration of potential actions to seek to reduce any significant market discount, the Board may, subject to its fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions.

         There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their net asset value. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and net asset value that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of net asset value for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.

         Although the Board of Trustees believes that repurchases or tender offers generally would have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. Because of the nature of the Fund's investment objectives, policies and portfolio, the Adviser does not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objectives, and does not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.

Conversion to Open-End Fund

         To convert the Fund to an open-end investment company, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of the Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. The foregoing vote would satisfy a separate requirement in the 1940 Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Fund to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders.

         In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange or market system. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund would expect to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.

                                    TAXATION

         The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund's Common Shares. A more complete discussion of the tax rules applicable to the Fund and its Common Shareholders can be found in the SAI that is incorporated by reference into this prospectus. This discussion assumes you are a U.S. person and that you hold your Common Shares as capital assets. This discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative authorities, all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its Common Shareholders (including Common Shareholders owning large positions in the Fund).

         The discussion set forth herein does not constitute tax advice and potential investors are urged to consult their own tax advisers to determine the specific U.S. federal, state, local and foreign tax consequences to them of investing in the Fund.

Taxation of the Fund

         The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:

         (i) The Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in "qualified publicly traded partnerships" (as defined in the Code).

         (ii) The Fund must diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more "qualified publicly traded partnerships" (as defined in the Code).

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its Common Shareholders provided that it distributes each taxable year at least the sum of (i) 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund's net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its Common Shareholders.

         The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to Common Shareholders, and such distributions will be taxable to the Common Shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such dividends, however, would be eligible (i) to be treated as qualified dividend income in the case of Common Shareholders taxed as individuals and (ii) for the dividends received deduction in the case of Common Shareholders taxed as corporations. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.

         The Fund expects to generate premiums from the writing of call options. The Fund will recognize short-term capital gains upon the expiration of an option that it has written. If the Fund enters into a closing transaction, the difference between the amount paid to close out its option position and the premium received for writing the option will be short-term gain or loss. Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option, put option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, it is expected that most of the gains from the sale of the underlying securities held by the Fund will be short-term capital gains. Because the Fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the Fund to realize capital gains or losses at inopportune times.

         The Fund's transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited) and (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash.

Taxation of Common Shareholders

         Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends ("capital gain dividends") are taxable as long-term capital gains, regardless of how long you have held your Common Shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits ("ordinary income dividends") are generally subject to tax as ordinary income.

         Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2008. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that (i) the ordinary income dividend is attributable to "qualified dividend income" (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your Common Shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses. Although the Fund will invest in stocks that generate qualified dividend income, it is expected that the Fund's transactions in options may significantly limit the Fund's ability to pay ordinary income dividends that are treated as qualified dividend income for the Common Shareholders.

         Any distributions you receive that are in excess of the Fund's current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your Common Shares, and thereafter as capital gain from the sale of Common Shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your Common Shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your Common Shares.

         Dividends and other taxable distributions are taxable to you even though they are reinvested in additional Common Shares of the Fund. Dividends and other distributions paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the Common Shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

         The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund.

         The sale or other disposition of Common Shares of the Fund will generally result in capital gain or loss to you, and will be long-term capital gain or loss if you have held such Common Shares for more than one year at the time of sale. Any loss upon the sale or exchange of Common Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such Common Shares. Any loss you realize on a sale or exchange of Common Shares will be disallowed if you acquire other Common Shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the Common Shares. In such case, your tax basis in the Common Shares acquired will be adjusted to reflect the disallowed loss.

         Current law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain is taxed at rates applicable to ordinary income (currently at a maximum of 35%) while long-term capital gain generally is taxed at a maximum rate of 15%.

         The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to Common Shareholders who fail to provide the Fund (or its agent) with their correct taxpayer identification number (in the case of individuals, generally, their social security number) or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain Common Shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

                                  UNDERWRITING

         [__________] are acting as representatives of the Underwriters named below. Subject to the terms and conditions stated in the underwriting agreement dated the date hereof, each Underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such Underwriter, the number of Common Shares set forth opposite the name of such Underwriter.

                                                             Number of
         Underwriters                                         Shares
         ------------                                        --------



         The underwriting agreement provides that the obligations of the several Underwriters to purchase the Common Shares included in this offering are subject to approval of certain legal matters by counsel and to certain other conditions. The Underwriters are obligated to purchase all the Common Shares (other than those covered by the over-allotment option described below) if they purchase any of the Common Shares.

         The Underwriters propose to offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this Prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $_____ per Common Share. The sales load the Fund will pay of $_____ per share is equal to [ ]% of the initial offering price. The Underwriters may allow, and such dealers may reallow, a concession not in excess of $_____ per Common Share on sales to certain other dealers. If all of the Common Shares are not sold at the initial offering price, the representatives may change the public offering price and other selling terms. Investors must pay for any Common Shares purchased on or before __________, 2005. The representatives have advised the Fund that the Underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

         The Adviser (and not the Fund) has agreed to pay from its own assets to [ ] a fee to [ ] in connection with advice relating to the development and marketing of the Fund as well as services related to the sale and distribution of the Fund's Common Shares in an amount equal to []% of the Fund's total assets attributable to the Common Shares sold by [ ] if certain specified sales targets are met. Such fee in the aggregate is approximately [ ]% of the total initial price to the public of the Common Shares offered hereby.

         The Fund has agreed to reimburse certain underwriter expenses in an amount equal to $0.005 per common share, which amount will not exceed $__ or __% of the total initial price to the public of the common shares offered hereby. The sum total of the fees described above, the amounts paid to the Fund to reimburse certain Underwriters and the other expenses and sale load to be paid by the Fund will not exceed ___% of the total price to the public of the Common Shares offered hereby.

          The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to ___________ additional Common Shares at the public offering price less the sales load. The Underwriters may exercise such option solely for the purpose of covering over-allotments, if any, in connection with this offering. To the extent such option is exercised, each Underwriter will be obligated, subject to certain conditions, to purchase a number of additional Common Shares approximately proportionate to such Underwriter's initial purchase commitment.

         The Fund and the Adviser have each agreed that, for a period of 180 days from the date of this Prospectus, they will not, without the prior written consent of _____________, on behalf of the Underwriters, sell, contract to sell or otherwise dispose of or hedge any Common Shares or any securities convertible into or exchangeable for Common Shares or grant any options or warrants to purchase Common Shares. ____________, in its sole discretion, may release any of the securities subject to these agreements at any time without notice.

         Prior to the offering, there has been no public market for the Common Shares. Consequently, the initial public offering price for the Common Shares was determined by negotiation among the Fund, the Adviser and the representatives. There can be no assurance, however, that the price at which the Common Shares will sell in the public market after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this offering. The Fund will apply for listing of the Common Shares on the [New York/American] Stock Exchange, subject to notice of issuance, under the symbol "[]."The Underwriters have undertaken to sell shares of common stock to a minimum of 2,000 beneficial owners in lots of 100 or more shares to meet the New York Stock Exchange distribution requirements for trading.

         The following table shows the sales load that the Fund is to pay to the Underwriters in connection with this offering. These amounts are shown assuming both no exercise and full exercise of the Underwriters' option to purchase additional Common Shares:

                                                Paid by Fund
                                          ------------------------
                                                            Full
                                          No Exercise     Exercise
                                          -----------     --------

             Per Share                    $               $
             Total                        $               $

         The Fund and the Adviser have each agreed to indemnify the several Underwriters against certain liabilities including liabilities under the Securities Act of 1933, as amended, or to contribute to payments the Underwriters may be required to make because of any of those liabilities.

         The Fund estimates that its portion of the total expenses of this offering (other than sales load but including a partial reimbursement of certain underwriting expenses) will be $_____ , or $0.04 per Common Share. The Adviser has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $0.04 per share.

         Certain Underwriters may make a market in the Common Shares after trading in the Common Shares has commenced on the [New York/American] Stock Exchange. No Underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of the Underwriter. No assurance can be given as to the liquidity of, or the trading market for, the Common Shares as a result of any market-making activities undertaken by any Underwriter. This Prospectus is to be used by any Underwriter in connection with the offering and, during the period in which a prospectus must be delivered, with offers and sales of the Common Shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

         The Underwriters have advised the Fund that, pursuant to Regulation M under the Securities Exchange Act of 1934, as amended, certain persons participating in the offering may engage in transactions, including stabilizing bids, covering transactions or the imposition of penalty bids, which may have the effect of stabilizing or maintaining the market price of the Common Shares on the [New York/American] Stock Exchange at a level above that which might otherwise prevail in the open market. A "stabilizing bid" is a bid for or purchase of the Common Shares on behalf of an Underwriter for the purpose of fixing or maintaining the price of the Common Shares. A "covering transaction" is a bid for or purchase of the Common Shares on behalf of an Underwriter to reduce a short position incurred by the Underwriters in connection with the offering. A "penalty bid" is a contractual arrangement whereby if, during a specified period after the issuance of the Common Shares, the Underwriters purchase Common Shares in the open market for the account of the underwriting syndicate and the Common Shares purchased can be traced to a particular Underwriter or member of the selling group, the underwriting syndicate may require the Underwriter or selling group member in question to purchase the Common Shares in question at the cost price to the syndicate or may recover from (or decline to pay to) the Underwriter or selling group member in question any or all compensation (including, with respect to a representative, the applicable syndicate management fee) applicable to the Common Shares in question. As a result, an Underwriter or selling group member and, in turn, brokers may lose the fees that they otherwise would have earned from a sale of the Common Shares if their customer resells the Common Shares while the penalty bid is in effect. The Underwriters are not required to engage in any of these activities, and any such activities, if commenced, may be discontinued at any time.

         The underwriting agreement provides that it may be terminated in the absolute discretion of the representatives without liability on the part of the Underwriters to the Fund or the Adviser, by notice to the Fund or the Adviser, if, prior to the delivery of and payment for the Common Shares, (i) trading in the Fund's Common Shares shall have been suspended by the Securities and Exchange Commission or the [New York/American] Stock Exchange or trading in securities generally on such exchange shall have been suspended or limited or minimum prices for trading in securities generally shall have been established on the New York Stock Exchange, (ii) a commercial banking moratorium shall have been declared by either federal or state authorities, or (iii) there shall have occurred any outbreak or escalation of hostilities, declaration by the United States of a national emergency or war, or other calamity or crisis the effect of which on financial markets in the United States is such as to make it, in the sole judgment of the representatives, impracticable or inadvisable to proceed with the offering or delivery of the Common Shares as contemplated by the Prospectus (exclusive of any supplement thereto).

         A Prospectus in electronic format may be available on the websites maintained by one or more of the Underwriters. The representatives may agree to allocate a number of Common Shares to the Underwriters for sale to their online brokerage account holders. The representatives will allocate Common Shares to Underwriters that may make Internet distributions on the same basis as other allocations. In addition, Common Shares may be sold by the Underwriters to securities dealers who resell Common Shares to online brokerage account holders.

         The Fund anticipates that from time to time certain of the Underwriters may act as brokers or dealers in connection with the execution of the Fund's portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as brokers while they are Underwriters.

         Certain Underwriters have performed investment banking and advisory services for the Adviser and its affiliates from time to time, for which they have received customary fees and expenses. Certain Underwriters and their affiliates may, from time to time, engage in transactions with or perform services for the Adviser and its affiliates in the ordinary course of business.

         Prior to the public offering of Common Shares, the Adviser purchased Common Shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act. As of the date of this Prospectus, the Adviser owned 100% of the outstanding Common Shares. The Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding Common Shares, which is expected to occur as of the completion of the offering of Common Shares.

         The principal business address of _____________ is _______________.

                    CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT

         [US Bank], [address] serves as the custodian of the Fund's assets pursuant to a custody agreement. Under the custody agreement, the Custodian holds the Fund's assets in compliance with the 1940 Act. For its services, the Custodian will receive a monthly fee based upon, among other things, the average value of the total assets of the Fund, plus certain charges for securities transactions.

         [Dividend Disbursing Agent, Plan Agent, Transfer Agent, Registrar] serves as the Fund's dividend disbursing agent, Plan Agent under the Fund's Automatic Dividend Reinvestment Plan and transfer agent for the Common Shares of the Fund.

                                 LEGAL MATTERS

         Certain legal matters will be passed on by Skadden, Arps, Slate, Meagher & Flom LLP, Chicago, Illinois ("Skadden"), as special counsel to the Fund in connection with the offering of the common shares, and by [ ], counsel to the underwriters.

                             ADDITIONAL INFORMATION

         The Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy statements and other information filed by the Fund with the Securities and Exchange Commission pursuant to the informational requirements of such Acts can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549. The Securities and Exchange Commission maintains a web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the Securities and Exchange Commission.

         The Fund's Common Shares are expected to be listed on the NYSE, and reports, proxy statements and other information concerning the Fund and filed with the Securities and Exchange Commission by the Fund can be inspected at the offices of the New York Stock Exchange, Inc., 20 Broad Street, New York, New York 10005.

         This prospectus constitutes part of a Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and the 1940 Act. This prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Common Shares offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the Registration Statement or otherwise filed with the Securities and Exchange Commission. Each such statement is qualified in its entirety by such reference. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by its rules and regulations or free of charge through the Securities and Exchange Commission's web site (http://www.sec.gov).

                         PRIVACY PRINCIPLES OF THE FUND

         The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

         Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

         The Fund restricts access to non-public personal information about its shareholders to employees of the Adviser and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

         A Statement of Additional Information dated as of , 2005, has been filed with the Securities and Exchange Commission and is incorporated by reference in this prospectus. A Statement of Additional Information may be obtained without charge by writing to the Fund at its address at 550 Science Drive, Madison, Wisconsin 53711 or by calling the Fund at (608) 274-0300. The Table of Contents of the Statement of Additional Information is as follows:

                                                                           Page
                                                                           ----

The Fund..................................................................
Investment Objectives and Policies........................................
Investment Restrictions...................................................
Management of the Fund....................................................
Portfolio Transactions....................................................
Portfolio Turnover........................................................
Taxation..................................................................
General Information.......................................................
Appendix A: Proxy Voting Procedures.......................................  A-1
Report of Independent Auditors............................................ FS-1
Financial Statements for Fund............................................. FS-2

===============================================================================

                                                 Shares

                     MADISON STRATEGIC SECTOR PREMIUM FUND



                                 Common Shares



                         Madison Investment Advisors



                                _______________

                                  PROSPECTUS

                                       , 2005
                                _______________



                                 [         ]
















===============================================================================



[FLAG]

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                 Subject to Completion dated February__, 2005

                     Madison Strategic Sector Premium Fund

                                        Common Shares
                               $20.00 per share
                          __________________________
                      STATEMENT OF ADDITIONAL INFORMATION

         Madison Strategic Sector Premium Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income and gains, with a secondary objective of capital appreciation. Madison Asset Management, LLC (the "Adviser") serves as the Fund's investment adviser and is responsible for the management of the Fund's portfolio of securities.

         This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectus for the Fund dated
          , 2005. Investors should obtain and read the prospectus prior to purchasing common shares. A copy of the prospectus may be obtained without charge, by calling the Fund at (800) 767-0300.

         The prospectus and this SAI omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. The registration statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed, or inspected at the Securities and Exchange Commission's office or via its website (www.sec.gov) at no charge. Capitalized terms used but not defined herein have the meanings ascribed to them in the prospectus.


                               TABLE OF CONTENTS

                                                                          Page

The Fund................................................................
Investment Objectives and Policies......................................
Investment Restrictions.................................................
Management of the Fund..................................................
Portfolio Transactions..................................................
Portfolio Turnover......................................................
Taxation................................................................
General Information.....................................................
Appendix A: Proxy Voting Procedures..................................... A-1
Report of Independent Auditors..........................................FS-1
Financial Statements for Fund...........................................FS-2







         This Statement of Additional Information is dated        , 2005.

                                   THE FUND

         Madison Strategic Sector Premium Fund (the "Fund") is a newly organized, diversified, closed-end management investment company organized under the laws of the State of Delaware. The Fund expects that its common shares of beneficial interest, par value $0.01 (the "Common Shares"), will be listed on the [New York/American] Stock Exchange, subject to notice of issuance, under the symbol "[___]."

                       INVESTMENT OBJECTIVE AND POLICIES

Additional Investment Policies

         The following information supplements the discussion of the Fund's investment objectives, policies and techniques that are described in the Prospectus. The Fund may make the following investments, among others, some of which are part of its principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.

         Securities Subject to Reorganization. The Fund may invest in securities of companies for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of high total return significantly greater than the brokerage and other transaction expenses involved.

         In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offer and/or the dynamics and business climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund, thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both risk involved and the potential of available alternative investments.

         Warrants and Rights. The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Adviser for inclusion in the Fund's portfolio.

         Asset-Backed and Mortgage-Backed Securities. The Fund may invest in asset-backed and mortgage-backed securities. Mortgage-backed securities represents ownership of an undivided interest in a pool of mortgages. Aggregate principal and interest payments received from the pool are used to pay principal and interest on a mortgage-backed security. Asset-backed securities are similar to mortgage-backed securities except they represent ownership in a pool of notes or receivables on assets other than real estate, such as loans, leases, credit card receivables or royalties. The Fund does not currently anticipate investments in mortgage or asset-backed securities constituting a substantial part of its investment portfolio, but the Fund may invest in such securities if deemed appropriate by the Adviser.

Other Derivative Instruments

         Options on Securities Indices. The Fund may purchase and sell securities index options. One effect of such transactions may be to hedge all or part of the Fund's securities holdings against a general decline in the securities market or a segment of the securities market. Options on securities indices are similar to options on stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         The Fund's successful use of options on indices depends upon its ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the index and the price of the securities being hedged against is imperfect and the risk from imperfect correlation increases as the composition of the Fund diverges from the composition of the relevant index. Accordingly, a decrease in the value of the securities being hedged against may not be wholly offset by a gain on the exercise or sale of a securities index put option held by the Fund.

         Futures Contracts and Options on Futures. The Fund may, without limit, enter into futures contracts or options on futures contracts. It is anticipated that these investments, if any, will be made by the Fund primarily for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Fund. In this regard, the Fund may enter into futures contracts or options on futures for the purchase or sale of securities indices or other financial instruments including but not limited to U.S. government securities.

         A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain futures contracts, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts.

         No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as the "initial margin" and is in the nature of a performance bond or good faith deposit on the contract. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or security underlying the futures contract fluctuates. At any time prior to the expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account attributable to that contract, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option purchased is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net assets of the Fund.

         Futures and options on futures entail certain risks, including but not limited to the following: no assurance that futures contracts or options on futures can be offset at favorable prices, possible reduction of the yield of the Fund due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuations, imperfect correlation between the contracts and the securities being hedged, losses from investing in futures transactions that are potentially unlimited and the segregation requirements described below.

         In the event the Fund sells a put option or enters into long futures contracts, under current interpretations of the Investment Company Act of 1940, as amended (the "1940 Act"), an amount of cash or liquid securities equal to the market value of the contract must be deposited and maintained in a segregated account with the custodian of the Fund to collateralize the positions, in order for the Fund to avoid being treated as having issued a senior security in the amount of its obligations. For short positions in futures contracts and sales of call options, the Fund may establish a segregated account (not with a futures commission merchant or broker) with cash or liquid securities that, when added to amounts deposited with a futures commission merchant or a broker as margin, equal the market value of the instruments or currency underlying the futures contracts or call options, respectively (but are no less than the stock price of the call option or the market price at which the short positions were established).

         The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities. The Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates and consequent reduction in the value of portfolio securities.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of debt securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from options on futures it has written may to some extent be reduced or increased by changes in the value of its portfolio securities.

         Interest Rate Futures Contracts and Options Thereon. The Fund may purchase or sell interest rate futures contracts to take advantage of or to protect the Fund against fluctuations in interest rates affecting the value of debt securities that the Fund holds or intends to acquire. For example, if interest rates are expected to increase, the Fund might sell futures contracts on debt securities, the values of which historically have a high degree of positive correlation to the values of the Fund's portfolio securities. Such a sale would have an effect similar to selling an equivalent value of the Fund's portfolio securities. If interest rates increase, the value of the Fund's portfolio securities will decline, but the value of the futures contracts to the Fund will increase at approximately an equivalent rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities with longer maturities and investing in debt securities with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

         Similarly, the Fund may purchase interest rate futures contracts when it is expected that interest rates may decline. The purchase of futures contracts for this purpose constitutes a hedge against increases in the price of debt securities (caused by declining interest rates) that the Fund intends to acquire. Since fluctuations in the value of appropriately selected futures contracts should approximate that of the debt securities that will be purchased, the Fund can take advantage of the anticipated rise in the cost of the debt securities without actually buying them. Subsequently, the Fund can make its intended purchase of the debt securities in the cash market and currently liquidate its futures position. To the extent the Fund enters into futures contracts for this purpose, it will maintain in a segregated asset account with the Fund's custodian, assets sufficient to cover the Fund's obligations with respect to such futures contracts, which will consist of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial margin deposited by the Fund with its custodian with respect to such futures contracts.

         Securities Index Futures Contracts and Options Thereon. Purchases or sales of securities index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, the Fund may sell securities index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase securities index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in securities index futures contracts will be closed out. The Fund may write put and call options on securities index futures contracts for hedging purposes.

Additional Risks Relating to Derivative Instruments

         The Adviser is not registered as a Commodity Pool Operator. The Adviser has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act. Accordingly, the Fund's investments in derivative instruments described in the prospectus and this SAI are not limited by or subject to regulation under the Commodity Exchange Act or otherwise regulated by the Commodity Futures Trading Commission.

         Special Risk Considerations Relating to Futures and Options Thereon. The Fund's ability to establish and close out positions in futures contracts and options thereon will be subject to the development and maintenance of liquid markets. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the Fund would either have to make or take delivery under the futures contract or, in the case of a written option, wait to sell the underlying securities until the option expires or is exercised or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option thereon that the Fund has written and that the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract or option thereon and to make variation margin payments until the contract is closed.

         Successful use of futures contracts and options thereon by the Fund is subject to the ability of the Adviser to predict correctly movements in the direction of interest rates. If the Adviser's expectations are not met, the Fund will be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet the requirements. These sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.

         Additional Risks of Foreign Options, Futures Contracts and Options on Futures Contracts and Forward Contracts. Options, futures contracts and options thereon and forward contracts on securities may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in the foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume.

         Exchanges on which options, futures and options on futures are traded may impose limits on the positions that the Fund may take in certain circumstances.

Loans of Portfolio Securities

         Consistent with applicable regulatory requirements and the Fund's investment restrictions, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. The Fund's loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements and no loan will cause the value of all loaned securities to exceed 33% of the value of the Fund's total assets.

         A loan may generally be terminated by the borrower on one business day notice, or by the Fund on five business days notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income that can be earned from such loans justifies the attendant risks. The board of trustees of the Fund (the "Board of Trustees" or the "Board") will oversee the creditworthiness of the contracting parties on an ongoing basis. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the counterparty to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund would suffer a loss. When voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

                            INVESTMENT RESTRICTIONS

         The Fund operates under the following restrictions that constitute fundamental policies that, except as otherwise noted, cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund voting together as a single class, which is defined by the 1940 Act as the lesser of (i) 67% or more of the Fund's voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. Except as otherwise noted, all percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. These restrictions provide that the Fund shall not:

         1. Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by applicable law.

         2. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

         3. Invest in any security if, as a result, 25% or more of the value of the Fund's total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except
(a) excluding securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise permitted by applicable law.

         4. Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by applicable law.

         5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by applicable law.

         6. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities in an amount up to 33% of the Fund's total assets, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by applicable law.

         7. Invest in a manner inconsistent with its classification as a "diversified company" as provided by the 1940 Act, the rules and regulations promulgated by the SEC under the 1940 Act or an exemption or other relief from provisions of the 1940 Act applicable to the Fund.

                            MANAGEMENT OF THE FUND

Trustees and Officers

         Overall responsibility for management and supervision of the Fund rests with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and the companies that furnish the Fund with services, including agreements with the Adviser.

         The Trustees are divided into three classes. Trustees serve until their successors have been duly elected.

         Following is a list of the names, ages, addresses present positions, length of time served with the Fund, principal occupations during the past five years and other directorships held by the trustee.

INDEPENDENT TRUSTEES:


                                                                          Number of
                                        Term of                          Portfolios
                         Position        Office         Principal        in the Fund
                           Held         Length of       Occupation       and Complex         Other
Name (and Age) and       with the         Time          During Past      Overseen by      Directorships
Business Address(1)        Fund          Served         Five Years       Trustee(2)       Held by Trustee
-------------------      ---------      ---------       -----------      ------------     ---------------


[........]                 Trustee       Trustee
                                         since 2005

[........]                 Trustee       Trustee
                                         since 2005

[........]                 Trustee       Trustee
                                         since 2005


INTERESTED TRUSTEES:


                                                                          Number of
                                        Term of                          Portfolios
                         Position        Office         Principal        in the Fund
                           Held         Length of       Occupation       and Complex         Other
Name (and Age) and       with the         Time          During Past      Overseen by      Directorships
Business Address(1)        Fund          Served         Five Years       Trustee(2)       Held by Trustee
-------------------      ---------      ---------       -----------      ------------     ---------------

Frank Burgess            Trustee        Trustee         President and         14          Trustee,
                         and            since 2005      Chief Executive                   Madison/Claymore
                         Chief                          Officer of                        Covered Call
                         Executive                      Madison                           Fund; Trustee,
                         Officer                        Investment                        Mosaic family of
                                                        Advisors, Inc.                    12 funds;
                                                                                          Director,
                                                                                          Capitol Bank,
                                                                                          Madison,
                                                                                          Wisconsin;
                                                                                          Director,
                                                                                          Outrider
                                                                                          Foundation,
                                                                                          Madison,
                                                                                          Wisconsin


(1)  After a trustee's initial term, each trustee is expected to serve a three year term concurrent with the class of trustees for which he serves.

     -    Mr. Burgess, as a Class I trustee, is expected to stand for re-election at the Fund's 2005 annual meeting of shareholders.

     -    Messrs. [    ] and [    ], as Class II trustees, are expected to stand for re-election at the
          Fund's 2006 annual meeting of shareholders.

     -    Mr. [   ], as a Class III trustee, is expected to stand for re-election at the Fund's 2007 annual meeting of shareholders.

(2)  As of the date of this SAI, there are sixteen funds, including the Fund, in the "fund complex."


OFFICERS:

Name (and Age) and                                Principal Occupation
Business Address            Position              During the Past Five Years
-------------------         ------------------    --------------------------

                            Chief Financial
                            Officer, Chief
                            Accounting
                            Officer and
                            Treasurer
                            Secretary
                            Vice President
                            Vice President
                            Vice President
                            Assistant
                            Accounting
                            Officer

         Messrs. [ ], who are not "interested persons" of the Fund, as defined in the 1940 Act, serve on the Fund's Nominating and Governance Committee. The Nominating and Governance Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating and Governance Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Fund does not have a standing compensation committee.

         Messrs.[ ], who are not "interested persons" of the Fund, as defined in the 1940 Act, serve on the Fund's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Fund and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Fund's independent accountants.

         [Mr. Burgess and [ ] serve on the Fund's Executive Committee. The Executive Committee is authorized to act on behalf of and with the full authority of the Board of Trustees when necessary in the intervals between meetings of the Board of Trustees.]

Remuneration Of Trustees And Officers

         The Fund pays each trustee who is not affiliated with the Adviser or its affiliates a fee of $5,000 per year plus $2,000 per Board meeting and $[ ] per committee meeting attended, together with each trustee's actual out-of-pocket expenses relating to attendance at such meetings.

         Because the Fund is newly organized, it did not pay any compensation to its Trustees or Officers during the Fund's fiscal year ended December 31, 2004. Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Fund.

         The table below shows the estimated compensation that is contemplated to be paid to trustees for the Fund's fiscal year ended December 31, 2005.


                                                                                         Total
                                                              Pension or                 Compensation
                                                              Retirement                 from the Fund
                                    Aggregate                 Benefits                   and Fund
                                    Estimated                 Accrued as                 Complex
                                    Compensation              Part of                    Paid to
Name (1)                            from the Fund             Fund Expenses(2)           Trustee(3)
------------------------------      -----------------         -----------------          ----------------


[        ]                          $13,000                   None
[        ]                          $13,000                   None
[        ]                          $13,000                   None


     (1) Trustees not entitled to compensation are not included in the table.

     (2) The Fund does not accrue or pay retirement or pension benefits to trustees as of the date of this SAI.

     (3) As of the date of this SAI, there are sixteen funds, including the Fund, in the "fund complex." Trustee Ownership of Securities


         The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and all Funds in the Family of Investment Companies overseen by the Trustee as of December 31, 2004.


                                                          Dollar Range of Equity Securities
                                                          in All Registered Investment
                        Dollar Range of Equity            Companies Overseen by Director in
Name                      Securities in Fund              Family of Investment Companies (1)
----                    -----------------------           ----------------------------------


[        ]              None                                   None
[        ]              None                                   None
[        ]              None                                   None
[        ]              None                                   None

     (1) As of December 31, 2004, there were no funds other than the Fund in the Family of
         Investment Companies.


         As of December 31, 2004, no trustee who is not an interested person of the Fund owns beneficially or of record any security of the Adviser or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Advisor.

Indemnification of Officers and Trustees; Limitations on Liability

         The governing documents of the Fund provide that the Fund will indemnify its trustees and officers and may indemnify its employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Fund, to the fullest extent permitted by law. However, nothing in the governing documents of the Fund protects or indemnifies a trustee, officer, employee or agent of the Fund against any liability to which such person would otherwise be subject in the event of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her position.

The Advisory Agreement

         Madison Asset Management, LLC, acts as the Fund's investment adviser pursuant to an investment advisory agreement (the "Advisory Agreement") with the Fund. The Adviser is a Wisconsin limited liability company with principal offices at 550 Science Drive, Madison, Wisconsin 5371. The Adviser acts as investment sub-adviser to one other closed-end fund, with similar investment objectives, policies and strategies. The Adviser also operates through its subsidiaries, Madison Scottsdale, LC in Scottsdale, Arizona and Concord Asset Management, LLC in Chicago, Illinois and manages investment companies through its Mosaic family of fourteen mutual funds. The Adviser is an independent company that is owned by 26 of its officers and employees and an ESOP.

         The Adviser acts as investment adviser for one other closed-end investment company, individuals, corporations, pension funds, endowments, insurance companies and mutual funds with assets under management exceeding $10.8 billion as of December 31, 2004.

         Under the terms of the Advisory Agreement, the Adviser manages the portfolio of the Fund in accordance with its stated investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund, subject to the supervision and direction of the Fund's Board of Trustees. The Adviser oversees the administration of all aspects of the Fund's business and affairs and provides, or arranges for others to provide, at the Adviser's expense, certain enumerated services, including maintaining the Fund's books and records, preparing reports to the Fund's shareholders and supervising the calculation of the net asset value of its shares. All expenses of computing the net asset value of the Fund, including any equipment or services obtained solely for the purpose of pricing shares or valuing its investment portfolio, will be an expense of the Fund under its Advisory Agreement unless the Adviser voluntarily assumes responsibility for such expense.

         The Advisory Agreement combines investment advisory and certain administrative responsibilities in one agreement. For services rendered by the Adviser on behalf of the Fund under the Advisory Agreement, the Fund has agreed to pay the Adviser an annual advisory fee, payable on a monthly basis, according to the following schedule:

         Average Daily Managed Assets                            Advisory Fee
         ----------------------------                            ------------

         Up to $500 million ....................................... [0.80]%
         Over $500 million ........................................ [0.60]%

         "Managed Assets" of the Fund means the total assets of the Fund, including assets attributable to the proceeds from any financial leverage, minus liabilities, other than liabilities related to any financial leverage.

         Pursuant to its terms, the Advisory Agreement will remain in effect until [ ] 2007, and from year to year thereafter if approved annually (i) by the Fund's Board of Trustees or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days written notice at the option of either party thereto or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

         The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Adviser is not liable for any error or judgment or mistake of law or for any loss suffered by the Fund. As part of the Advisory Agreement, the Fund has agreed that the name "[Madison]" is the Adviser's property, and that in the event the Adviser ceases to act as an investment adviser to the Fund, the Fund will change its name to one not including "[Madison]".

Approval of the Advisory Agreement

[TO COME BY AMENDMENT]


                            PORTFOLIO TRANSACTIONS

         Subject to policies established by the Board of Trustees of the Fund, the Adviser is responsible for placing purchase and sale orders and the allocation of brokerage on behalf of the Fund. Transactions in equity securities are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. In general, there may be no stated commission in the case of securities traded in over-the-counter markets, but the prices of those securities may include undisclosed commissions or mark-ups. Principal transactions are not entered into with affiliates of the Fund. The Fund has no obligations to deal with any broker or group of brokers in executing transactions in portfolio securities. In executing transactions, the Adviser seeks to obtain the best price and execution for the Fund, taking into account such factors as price, size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission available.

         Subject to obtaining the best price and execution, brokers who provide supplemental research, market and statistical information to the Adviser or its affiliates may receive orders for transactions by the Fund. The term "research, market and statistical information" includes advice as to the value of securities, and advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Management Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to Adviser and its affiliates in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser and its affiliates by brokers and dealers through whom other clients of the Adviser and its affiliates effect securities transactions may be useful to the Adviser in providing services to the Fund.

         Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser and its affiliates, investments of the kind made by the Fund may also be made by those other accounts. When the same securities are purchased for or sold by the Fund and any of such other accounts, it is the policy of the Adviser and its affiliates to allocate such purchases and sales in the manner deemed fair and equitable to all of the accounts, including the Fund.

                              PORTFOLIO TURNOVER

         Portfolio turnover rate is calculated by dividing the lesser of an investment company's annual sales or purchases of portfolio securities by the monthly average value of securities in its portfolio during the year, excluding portfolio securities the maturities of which at the time of acquisition were one year or less. A high rate of portfolio turnover involves correspondingly greater brokerage commission expense than a lower rate, which expense must be borne by the Fund and indirectly by its shareholders. A higher rate of portfolio turnover may also result in taxable gains being passed to shareholders sooner than would otherwise be the case. Although the Fund cannot accurately predict its portfolio turnover rate, under normal market conditions it expects to maintain relatively low core turnover of its stock portfolio, not considering purchases and sales of stock and options in connection with the Fund's options program. On an overall basis, the Fund's annual turnover rate may exceed 100%.

                                   TAXATION

         The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund's Common Shares. This discussion assumes you are a U.S. person and that you hold your Common Shares as capital assets. This discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative authorities, all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).

         The discussions set forth herein and in the Prospectus do not constitute tax advice and potential investors are urged to consult their own tax advisers to determine the specific U.S. federal, state, local and foreign tax consequences to them of investing in the Fund.

Taxation of the Fund

         The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:

         (i) The Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in "qualified publicly traded partnerships" (as defined in the Code).

         (ii) The Fund must diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more "qualified publicly traded partnerships" (as defined in the Code).

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders provided that it distributes each taxable year at least the sum of (i) 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and
(ii) 90% of the Fund's net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

         The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such dividends, however, would be eligible
(i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of shareholders taxed as corporations. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) or, alternatively, to elect to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

         The Fund expects to generate premiums from the writing of call options. The Fund will recognize short-term capital gains upon the expiration of an option that it has written. If the Fund enters into a closing transaction, the difference between the amount paid to close out its option position and the premium received for writing the option will be short-term gain or loss. Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option, put option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, it is expected that most of the gains from the sale of the underlying securities held by the Fund will be short-term capital gains. Because the Fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the Fund to realize capital gains or losses at inopportune times.

         The Fund's transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited) and (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash.

         The Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

         The Code contains special "straddle" rules that generally apply when a taxpayer holds stock and an offsetting option with respect to such stock or substantially identical stock or securities. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund may enter into certain investments that constitute positions in a straddle. If two or more positions constitute a straddle, recognition of a realized loss from one position must be deferred to the extent of unrecognized gain in an offsetting position. In addition, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss. Interest and other carrying charges allocable to personal property that is part of a straddle are not currently deductible but must instead be capitalized. Similarly, "wash sale" rules apply to prevent the recognition of loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period.

         The Fund expects that some of the call options it writes on portfolio securities will be "qualified covered calls" that are exempt from the straddle rules. To meet the qualified covered call option exemption, a stock-plus-covered-call position cannot be part of a larger straddle and must meet a number of other conditions, including that the option is written more than 30 days prior to expiration and is not "deep-in-the-money" as defined in the Code.

         If the Fund purchases shares in certain foreign investment entities, called passive foreign investment companies ("PFICs"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to the shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Elections may be available to the Fund to mitigate the effect of this tax, but such elections generally accelerate the recognition of income without the receipt of cash. Dividends paid by PFICs will not be qualified dividend income, as discussed below under "Taxation of Shareholders."

         If the Fund invests in the stock of a PFIC, or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to recognize income that it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from distributing 90% of its net investment income as is required in order to avoid Fund-level U.S. federal income taxation on all of its income, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Fund may be required to borrow money or dispose of securities to be able to make required distributions to the shareholders.

Taxation of Shareholders

         The Fund will determine either to distribute or to retain for reinvestment all or part of its net capital gain. If any such gain is retained, the Fund will be subject to a corporate income tax (currently at a maximum rate of 35%) on such retained amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom (i) will be required to include in income for U.S. federal tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and
(iii) will increase its basis in its Common Shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder's gross income.

         Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends ("capital gain dividends") are taxable as long-term capital gains, regardless of how long you have held your Common Shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits ("ordinary income dividends") are generally subject to tax as ordinary income.

         Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2008. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that (i) the ordinary income dividend is attributable to "qualified dividend income" (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your Common Shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses. Although the Fund will invest in stocks that generate qualified dividend income, it is expected that the Fund's transactions in options may significantly limit the Fund's ability to pay ordinary income dividends that are treated as qualified dividend income for the shareholders.

         Any distributions you receive that are in excess of the Fund's current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your Common Shares, and thereafter as capital gain from the sale of Common Shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your Common Shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your Common Shares.

         Dividends and other taxable distributions are taxable to you even though they are reinvested in additional Common Shares of the Fund. Dividends and other distributions paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

         The price of Common Shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing Common Shares just prior to a distribution will receive a distribution which will be taxable to them even though it represents in part a return of invested capital.

         The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends also may be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions about U.S. federal (including the application of the alternative minimum tax rules), state, local or foreign tax consequences to them of investing in the Fund.

         The sale or other disposition of Common Shares of the Fund will generally result in capital gain or loss to you, and will be long-term capital gain or loss if you have held such Common Shares for more than one year at the time of sale. Any loss upon the sale or exchange of Common Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such Common Shares. Any loss you realize on a sale or exchange of Common Shares will be disallowed if you acquire other Common Shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the Common Shares. In such case, your tax basis in the Common Shares acquired will be adjusted to reflect the disallowed loss.

         Current law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain is currently taxed at rates applicable to ordinary income (currently at a maximum of 35%) while long-term capital gain generally is taxed at a maximum rate of 15%.

         Shareholders may be entitled to offset their capital gain dividends with capital loss. The Code contains a number of statutory provisions affecting when capital loss may be offset against capital gain, and limiting the use of loss from certain investments and activities. Accordingly, shareholders that have capital losses are urged to consult their tax advisers.

         The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund (or its agent) with their correct taxpayer identification number (in the case of individuals, generally, their social security number) or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

                              GENERAL INFORMATION

Book-Entry-Only Issuance

         The Depository Trust Company ("DTC") will act as securities depository for the Common Shares offered pursuant to the prospectus. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The securities offered hereby initially will be issued only as fully-registered securities registered in the name of [Nominee]. (as nominee for DTC). One or more fully-registered global security certificates initially will be issued, representing in the aggregate the total number of securities, and deposited with DTC.

         DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934, as amended. DTC holds securities that its participants deposit with DTC. DTC also facilities the settlement among participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in participants' accounts, thereby eliminating the need for physical movement of securities certificates. Direct DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a direct participant, either directly or indirectly through other entities.

         Purchases of securities within the DTC system must be made by or through direct participants, which will receive a credit for the securities on DTC's records. The ownership interest of each actual purchaser of a security, a beneficial owner, is in turn to be recorded on the direct or indirect participants' records. Beneficial owners will not receive written confirmation from DTC of their purchases, but beneficial owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the direct or indirect participants through which the beneficial owners purchased securities. Transfers of ownership interests in securities are to be accomplished by entries made on the books of participants acting on behalf of beneficial owners. Beneficial owners will not receive certificates representing their ownership interests in securities, except as provided herein.

         DTC has no knowledge of the actual beneficial owners of the securities being offered pursuant to this prospectus; DTC's records reflect only the identity of the direct participants to whose accounts such securities are credited, which may or may not be the beneficial owners. The participants will remain responsible for keeping account of their holdings on behalf of their customers.

         Conveyance of notices and other communications by DTC to direct participants, by direct participants to indirect participants, and by direct participants and indirect participants to beneficial owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

         Payments on the securities will be made to DTC. DTC's practice is to credit direct participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on such payment date. Payments by participants to beneficial owners will be governed by standing instructions and customary practices and will be the responsibility of such participant and not of DTC or the Fund, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Fund, disbursement of such payments to direct participants is the responsibility of DTC, and disbursement of such payments to the beneficial owners is the responsibility of direct and indirect participants. Furthermore each beneficial owner must rely on the procedures of DTC to exercise any rights under the securities.

         DTC may discontinue providing its services as securities depository with respect to the securities at any time by giving reasonable notice to the Fund. Under such circumstances, in the event that a successor securities depository is not obtained, certificates representing the securities will be printed and delivered.

Proxy Voting Policy and Procedures and Proxy Voting Record

         The Fund's Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information. Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling (800) 851-0264. The information is also available on the SEC's web site at www.sec.gov.

Counsel and Independent Registered Public Accounting Firm

         Skadden, Arps, Slate, Meagher & Flom LLP, Chicago, Illinois, is special counsel to the Fund in connection with the issuance of the Common Shares.

         [   ], serves as the Fund's independent registered public accounting firm and will annually render an opinion on the financial statements of the Fund.

Code of Ethics

         The Fund and the Adviser each have adopted a code of ethics. The respective codes of ethics set forth restrictions on the trading activities of trustees/directors, officers and employees of the Fund, the Adviser and their affiliates, as applicable. The codes of ethics of the Fund and the Adviser are on file with the Securities and Exchange Commission and can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., that information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-942-8090. The codes of ethics are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of the codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                                                    Appendix A



                            RATINGS OF INVESTMENTS

STANDARD & POOR'S CORPORATION

         A brief description of the applicable Standard & Poor's Corporation ("S&P") rating symbols and their meanings (as published by S&P) follows:

LONG-TERM DEBT

         An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation; and

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE RATING

         Debt rated "BB", "B", "CCC", "CC" and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB" rating.

CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B" rating.

CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating "CI" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

r The letter "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities who's principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is Federally insured by the Federal Savings & Loan Insurance Corporation or the Federal Deposit Insurance Corporation* In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the Federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


------------
*Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flow.


COMMERCIAL PAPER

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is as signed to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal Payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

         A commercial rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

PREFERRED SECURITIES

AAA This is the highest rating that may be assigned to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay preferred stock obligations. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category for issues in the A category.

BB As issue rated BB is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay the preferred stock obligation. While such issues will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S INVESTORS SERVICE, INC.

         A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

LONG-TERM DEBT

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

Aaa Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issuer.

Aa Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba, B, Caa, Ca, and C

         Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         (P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

SHORT-TERM LOANS

MIG 1/VMIG 1               This designation denotes best quality. There is
                           present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2               This designation denotes high quality. Margins of
                           protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3               This designation denotes favorable quality. All
                           security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well-established.

MIG 4/VMIG 4               This designation denotes adequate quality.
                           Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S.G. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

COMMERCIAL PAPER

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

--Leading market positions in well-established industries.
--High rates of return on Funds employed.
--Conservative capitalization structures with moderate reliance on debt and ample asset protection.
--Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
--Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

PREFERRED SECURITIES RATINGS

aaa Preferred stocks which are rated "aaa" are considered to be top quality. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa Preferred stocks which are rated "aa" are considered to be high grade. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a Preferred stocks which are rated "a" are considered to be upper-medium grade. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: Preferred stocks which are rated "baa" are judged lover-medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba Preferred stocks which are rated "ba" are considered to have speculative elements and their future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

                                                                    Appendix B

                         MADISON ASSET MANAGEMENT, LLC



                             Proxy Voting Policies

Our policies regarding voting the proxies of securities held in client accounts depend on the nature of our relationship to the client. When we are an ERISA fiduciary of an account, there are additional considerations and procedures than for all other (regular) accounts. In all cases, when we vote client proxies, we must do so in the client's best interests as described below by these policies.

Regular Accounts


We do not assume the role of an active shareholder when managing client accounts. If we are dissatisfied with the performance of a particular company, we will generally reduce or terminate our position in the company rather than attempt to force management changes through shareholder activism.

Making the Initial Decision on How to Vote the Proxy


As stated above, our goal and intent is to vote all proxies in the client's best interests. For practical purposes, unless we make an affirmative decision to the contrary, when we vote a proxy as the Board of Directors of a company recommends, it means we agree with the Board that voting in such manner is in the interests of our clients as shareholders of the company for the reasons stated by the Board. However, if we believe that voting as the Board of Directors recommends would not be in a client's best interests, then we must vote against the Board's recommendation.

As a matter of standard operating procedure, all proxies received shall be voted (by telephone or Internet or through a proxy voting service), unless we are not authorized to vote proxies. When the client has reserved the right to vote proxies in his/her/its account, we must make arrangements for proxies to be delivered directly to such client from its custodian and, to the extent any such proxies are received by us inadvertently, promptly forward them to the client.

Documenting our Decisions


In cases where a proxy will NOT be voted or, as described below, voted against the Board of Directors recommendation, our policy is to make a notation to the file containing the records for such security (e.g., Corporation X research file, since we may receive numerous proxies for the same company and it is impractical to keep such records in the file of each individual client) explaining our action or inaction, as the case may be. Alternatively, or in addition to such notation, we may include a copy of the rationale for such decision in the appropriate equity correspondence file (e.g. equitycorresp@madisonadv.com).

Why would voting as the Board recommends NOT be in the client's best interests?


Portfolio management must, at a minimum, consider the following questions before voting any proxy:

     1. Is the Board of Directors recommending an action that could dilute or otherwise diminish the value of our position?

                  (This question is more complex than it looks: We must consider the time frames involved for both the client and the issuer. For example, if the Board of Directors is recommending an action that might initially cause the position to lose value but will increase the value of the position in the long-term, we would vote as the Board recommended for if we are holding the security for clients as a long-term investment. However, if the investment is close to our valuation limits and we are anticipating eliminating the position in the short-term, then it would be in our clients' best interests to vote against management's recommendation.)

     2. If so, would we be unable to liquidate the affected securities without incurring a loss that would not otherwise have been recognized absent management's proposal?

     3. Is the Board of Directors recommending an action that could cause the securities held to lose value, rights or privileges and there are no comparable replacement investments readily available on the market?

                  (For example, a company can be uniquely positioned in the market because of its valuation compared with otherwise comparable securities such that it would not be readily replaceable if we were to liquidate the position. In such a situation, we might vote against management's recommendation if we believe a "No" vote could help prevent future share price depreciation resulting from management's proposal or if we believe the value of the investment will appreciate if management's proposal fails. A typical recent example of this type of decision is the case of a Board recommendation not to expense stock options, where we would vote against management's recommendation because we believe expensing such options will do more to enhance shareholder value going forward.)

     4. Would accepting the Board of Directors recommendation cause us to violate our client's investment guidelines?

Essentially, we must "second guess" the Board of Directors to determine if their recommendation is in the best interests of our clients, regardless of whether the Board thinks their recommendation is in the best interests of shareholders in general. The above questions should apply no matter the type of action subject to the proxy. For example, changes in corporate governance structures, adoption or amendments to compensation plans (including stock options) and matters involving social issues or corporate responsibility should all be reviewed in the context of how it will affect our clients' investment.

In making our decisions, to the extent we rely on any analysis outside of the information contained in the proxy statements, we must retain a record of such information in the same manner as other books and records (2 years in the office, 5 years in an easily accessible place). Also, if a proxy statement is NOT available on the SEC's EDGAR database, we must keep a copy of the proxy statement.

Addressing Conflicts of Interest

Although it is not likely, in the event there is a conflict of interest between us and our client in connection with a material proxy vote (for example, (1) the issuer or an affiliate of the issuer is also a client or is actively being sought as a client or (2) we have a significant business relationship with the issuer), our policy is to alert affected client(s) of the conflict before voting and indicate the manner in which we will vote. In such circumstances, our client(s) may instruct us to vote in a different manner. In any case, we must obtain client consent to vote the proxy when faced with a conflict of interest. If the conflict involves a security held by a mutual fund we manage, then we must present the conflict to the Board of the applicable fund for consent or direction to vote the proxies. If the conflict involves a security held by wrap accounts, then we may present the conflict to the wrap sponsor, as our agent, to obtain wrap client consent or direction to vote the proxies. Note that no conflict generally exists for routine proxy matters such as approval of the independent auditor (unless, of course, the auditor in question is a client, we are seeking the auditor as a client or we have a significant business relationship with the auditor), electing an uncontested Board of Directors, etc.

In the event it is impractical to obtain client consent to vote a proxy when faced with a conflict of interest, the firm will employ the services of an independent third party "proxy services firm" to make the proxy voting decision in accordance with Rule 206(4)-6 under the Investment Advisors Act of 1940, as amended.

In the absence of any conflict, once any member of the relevant portfolio management team determines that it would be in our clients' best interests to vote AGAINST management recommendations (or, for Madison Scottsdale and Concord Asset Management, any particular portfolio manager makes such determination), then the decision should be brought to the attention of the Investment Committee, or any subcommittee appointed by the Investment Committee from among its members (such subcommittee may be a single person), to ratify the decision to stray from our general policy of voting with management. Such ratification need not be in writing.

The Investment Committee or any subcommittee appointed by the Investment Committee from among its members (such subcommittee may be a single person) shall monitor potential conflicts of interest between our firm and clients that would affect the manner by which we vote a proxy.

As of January 1, 2004, Jay Sekelsky represents the Investment Committee subcommittee described above.

ERISA Fiduciary Accounts

As a general rule, an ERISA plan Trustee is required to vote proxies. However, the fiduciary act of managing plan assets includes the responsibility to vote proxies on plan-owned stock when the named fiduciary has delegated management responsibility to an investment manager. Therefore, unless another named fiduciary (Trustee, another investment manager, consultant, plan administrator, employer, etc.) for any ERISA client expressly reserves the right to vote proxies, we are required to do so. In most cases, the plan document will specify who is required to vote proxies.


It is important that our investment management agreement (or the ERISA client's plan document) (collectively, the "Contracts") address the issue of who is responsible for voting proxies.

     1. If the Contracts expressly preclude us from voting proxies, then the Trustee must vote proxies attributable to our ERISA client's accounts.

     2. On the other hand, if the Contracts are silent or simply state that we "may" vote proxies, then it is our fiduciary duty to affirmatively vote under ERISA.

         ERISA requires us, when we are responsible for voting proxies:

     1. To maintain voting records for review by the named fiduciary of the plan; and

     2. Ensure that the custodian (or plan Trustee, as the case may be) forward to us all proxies received so that we may vote them in a timely manner.

Our general policy is to vote all ERISA plan proxies received in the same manner as we vote non-ERISA plan proxies described above. Again, as a matter of standard operating procedure, all proxies received shall be voted (by telephone or Internet).

Additional Recordkeeping Rules Related to Proxy Voting

We must keep any written documents (including email) we prepared that were material to making a decision on how to vote a proxy (or that memorialized the basis for our decision). As noted above, we need not keep a copy of the actual proxy statements we received if they are available on the SEC's EDGAR database.

We must keep in the applicable client file records of written client requests for proxy voting information. We must, of course, also keep a copy in the client file of any of our written responses to clients who asked for such information either in writing or orally.

We retained the services of ProxyEdge to maintain the records of the proxy votes we cast on behalf of clients. To the extent we vote any proxies outside of this service (for example, for logistical purposes, certain Madison Scottsdale proxies may not be maintained by this service), then copies of the voted proxy must be maintained in the applicable client or research file, as the case may be.

Practical and Logistical Matters

Equity proxies are generally distributed by Matt Hayner to the portfolio manager/analyst primarily responsible for research with respect to any particular company or, in the case of conflicted proxies, to the CCO in order to obtain information from Glass Lewis. Voting directions are provided by such individuals and returned to him. Voting decisions are documented by e-mail to the "Proxies" e-mail group by the individual making the proxy decision and hard copies maintained in Matt Hayner's office as a cross-reference on how and what the firm is voting. Decisions are communicated to Operations for entry into Proxy Edge. Matt Hayner also provides the voting decisions via e-mail to individuals with proxy voting responsibilities at the Madison Scottsdale and Concord offices for consideration by portfolio managers in those offices.

                       Madison Investment Advisors, Inc.
                            Madison Scottsdale, LC
                         Concord Asset Management, LLC
                                 Mosaic Funds

                                 October 2004

                 Disclosure and Summary of Proxy Voting Policy


When you give us authority to vote proxies for securities held in your account, we do not assume the role of an active shareholder. Rather, if we are dissatisfied with the performance of a particular company, we will generally reduce or terminate our position in the company rather than attempt to force management changes through shareholder activism.

Nevertheless, our goal and intent is to vote all proxies in our client's best interests. For practical purposes, unless we make an affirmative decision to the contrary, when we vote a proxy as the Board of Directors of a company recommends, it means we agree with the Board that voting in such manner is in the interests of our clients as shareholders of the company for the reasons stated by the Board. However, if we believe that voting as the Board of Directors recommends would not be in a client's best interests, then we must vote against the Board's recommendation.

We will vote against the Board of Directors recommendation if the Board recommends an action that could dilute or otherwise diminish the value of your position. This may occur if we are unable to liquidate the affected securities without incurring a loss that would not otherwise have been recognized absent management's proposal. This may also occur if the action would cause the securities held to lose value, rights or privileges and there are no comparable replacement investments readily available on the market. Note that we may vote in a manner that could diminish the value of your position in the short-term if we believe it will increase this value in the long-term and we are holding the security in your portfolio for the long-term. Finally, we won't vote as the Board of Directors recommends if voting in that manner would violate your account's investment guidelines.

In the unlikely event that we are required to vote a proxy that could result in a conflict between your best interests and the interests of our firm, we will alert you or your representative in advance to obtain your consent or direction on how to vote a proxy under such circumstances. In cases where it is impractical for us to alert you (for example, we need to vote the proxy in so many accounts that we could not reasonably alert all affected clients in a timely manner), we will seek the opinion of a knowledgeable, independent third party proxy service provider to indicate the manner in which we should vote the proxy so that our decision is not influenced by the potential conflict.

If you would like to know how we voted any proxy in your account, please contact your client service representative and he or she will give you that information. If you're not sure of your client service representative, call us at our Wisconsin office at 800-767-0300 and we will be happy to answer your questions.

You may request a complete copy of our written proxy voting procedures. Clients whose accounts are managed by our Madison, Wisconsin office may call 800-767-0300 to request a copy, clients whose accounts are managed by our Chicago, Illinois office may call 312-236-1166 to request a copy and clients whose accounts are managed by our Scottsdale, Arizona office may call 800-767-8020 to request a copy.

                        REPORT OF INDEPENDENT AUDITORS

                            [TO COME BY AMENDMENT]

                         FINANCIAL STATEMENTS FOR FUND

                            [TO COME BY AMENDMENT]

                                    PART C

                               OTHER INFORMATION


Item 24.  Financial Statements And Exhibits

     (1)  Financial Statements

          Part A

          Report of Independent Accountants (2)

          Part B

          Statement of Assets and Liabilities (2)

     (2)  Exhibits

          (a)  Agreement and Declaration of Trust of Registrant (2)
          (b)  By-Laws of Registrant (2)
          (c)  Not applicable
          (d)  Form of Specimen Share Certificate (2)
          (e)  Dividend Reinvestment Plan of Registrant (2)
          (f)  Not applicable
          (g)  (i)   Form of Advisory Agreement between Registrant and Madison
                     Asset Management, LLC (2)
          (h)  (i)   Form of Purchase Agreement (2)
               (ii)  Form of Additional Compensation Agreement (2)
               (iii) Form of Dealer Agreement (2)
               (iv)  Form of Agreement Among Underwriters (2)
          (i)  Not applicable
          (j)  Form of Custody Agreement (2)
          (k)  (i)   Form of Stock Transfer Agency Agreement (2)
               (ii)  Form of Fund Accounting Agreement (2)
               (iii) Form of Administration Agreement (2)
          (l) Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP with respect to legality (2)
          (m)  Not applicable
          (n)  Consent of Independent Registered Public Accounting Firm (2)
          (o)  Not applicable
          (p)  Form of Initial Subscription Agreement (2)
          (q)  Not applicable
          (r)  (i)   Code of Ethics of the Fund,
               (ii)  Code of Ethics of the Adviser (2)
          (s)  Power of Attorney (2)

         ___________________

         (1)  Filed herewith

         (2)  To be filed by further amendment.


Item 25.  Marketing Arrangements

         Reference is made to Exhibit 2(h) to this Registration Statement to be filed by amendment.


Item 26.  Other Expenses of Issuance and Distribution

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration
         Statement:

         [NYSE/AMEX] listing fee...........................................
         SEC Registration fees.............................................
         Printing/engraving expenses.......................................
         Accounting fees...................................................
         Legal fees........................................................
         NASD fee..........................................................
         Miscellaneous.....................................................
         Total.............................................................

Item 27.  Persons Controlled by or Under Common Control with Registrant

         None

Item 28.  Number of Holders of Securities

                                                Number of Record Shareholders
         Title of Class                            as of February 8, 2005
         --------------                         -----------------------------

         Common shares of beneficial                           0
         interest, par value $0.01 per share

Item 29.  Indemnification

         [To be filed by further amendment]


Item 30.  Business and Other Connections of the Adviser

         The Adviser, a limited liability company organized under the laws of Wisconsin, acts as Adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-62992).

Item 31.  Location of Accounts and Records

         The accounts and records of the Registrant are maintained in part at the office of the Adviser at 550 Science Drive, Madison, Wisconsin 53711, in part at the offices of the Custodian at [ ], in part at the offices of the Fund's Administrator at [ ], and in part at the offices of [__].

Item 32.  Management Services

         Not applicable.

Item 33.  Undertakings

          1. Registrant undertakes to suspend the offering of Common Shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

          2.   Not applicable.

          3.   Not applicable.

          4.   Not applicable.

          5. Registrant undertakes that, for the purpose of determining any liability under the 1933 Act the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

               Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

          6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

                                  SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registrant's Registration Statement has been signed on behalf of the Registrant, in the City of Madison, State of Wisconsin, on the 9th day of February, 2005.


                                            By: /s/ Frank Burgess
                                               -------------------------------
                                            By:   Frank Burgess
                                                  Trustee


         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 9th day of February, 2005.


Chief Executive Officer:

/s/ Frank Burgess
------------------------
Frank Burgess                             Trustee and Chief Executive Officer